Credit Risk	12 Months Ended
Dec. 31, 2022
Disclosure of credit risk exposure [abstract]
Credit Risk
Credit risk

Overview
Credit risk is the risk of financial loss due to the default or credit quality deterioration of a customer or counterparty to which we provided credit, or for whom we have assumed a financial obligation.
We set out how our exposures arise and our approach to credit risk across the credit risk lifecycle. We discuss our ECL approach and the key inputs to our ECL model. We then analyse our key metrics, credit performance and forbearance.
Key metrics Stage 3 ratio improved to 1.26% (2021: 1.45%). Loss allowances increased to £1,005m (2021: £865m). Balance weighted average LTV of 69% (2021: 66%) on new mortgage lending.
CREDIT RISK MANAGEMENT
Exposures (audited)
Exposures to credit risk arise in our business segments from:

Retail Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre
In Homes:
–Residential mortgages for customers with good credit quality (prime lending).
–We provide these mostly for owner-occupiers, with buy-to-let mortgages for non-professional landlords.
In Everyday Banking:
–Unsecured lending to individuals, such as loans, credit cards and overdrafts.
–Banking services to businesses with turnover up to £6.5m per annum and simpler borrowing needs. We offer loans, credit cards and overdrafts.

–Financing for cars, vans, motorbikes and leisure vehicles through Santander Consumer (UK) plc (SCUK).
–Through our joint ventures, Hyundai Capital UK Ltd and Volvo Car Financial Services UK Limited, we provide retail point of sale customer finance and wholesale finance facilities (stock finance).

–Loans, bank accounts, treasury services, invoice discounting, cash transmission, trade finance and asset finance.
–We provide these to SMEs and mid-sized corporates with turnover up to £500m per annum, Commercial Real Estate and Social Housing associations.

–Asset and liability management of our balance sheet, as well as non-core and legacy portfolios in run-off.
–Exposures include financial institutions (derivatives and other treasury products), structured products, and sovereign and supranational assets chosen for diversification and liquidity.

The segmental basis of presentation in this Annual Report has changed following the transfer of Social Housing loans and non-core liabilities to our CCB segment from Corporate Centre. Comparatives have been restated accordingly. See Note 2 for more information.
Our approach to credit risk
We manage our portfolios across the credit risk lifecycle, from drawing up our risk strategy and planning, through assessment and origination, monitoring, arrears management and debt recovery. We make sure the actual risk profile of our exposures stays in line with our business plans and within our Risk Appetite. We tailor the way we manage risk to the type of product and regularly review our approach and refine it when we need to.
1. Risk strategy and planning (audited)
All relevant areas of the business work together to create our business plans. We aim to balance our strategy, goals, and financial and technical resources with our Risk Appetite. To do this, we focus on economic and market conditions and forecasts, regulations, conduct matters, profitability, returns and market share.
2. Assessment and origination (audited)
Managing credit risk begins with lending responsibly. That means only lending to customers who are committed to paying us back and can afford to, even if their circumstances change. We undertake a thorough risk assessment to make sure a customer can meet their obligations before we approve a loan. We take proportionate steps to assess whether a customer will be able to repay the money borrowed. We do this by a series of initial affordability and credit risk assessments. We access each customer’s credit profile and signs of how reliable they are at repaying credit. When a customer applies, we assess the data they provide, plus data from credit reference agencies (for Retail Banking and Consumer Finance) and performance on their other Santander accounts (if they have any) against our Credit Policy.
Retail Banking
In Homes, for secured loans, we assess affordability by reviewing the customer’s income and spending, their other credit commitments, and what would happen if interest rates went up. Many of our decisions are automated as we use data available to us. We tailor our process and application assessment based on the product. More complex transactions often need greater manual assessment using our credit underwriters’ skill and experience.
In Everyday Banking, similar to Homes, many of our decisions are automated and we tailor the process based on the product. We assess affordability on a proportionate basis by reviewing the customer’s income, spending stressed for future inflation, their total credit commitments and accommodation stressed for expected interest rates.
Credit risk mitigation
The types of credit risk mitigation, including collateral, across each of our portfolios are:

Portfolio	Description
Residential mortgages	Collateral is in the form of a first legal charge over the property. Before we grant a mortgage, the property is valued either by a surveyor or using automated valuation methodologies where our confidence in the accuracy of this method is high.
Unsecured lending	There is no collateral or security tied to the loan that can be used to mitigate any potential loss if the customer does not pay us back.
Business banking services	Business banking lending is unsecured. When lending to incorporated businesses, we typically obtain personal guarantees from each director but we do not treat these as collateral. We consider the UK Government guarantee supporting losses on amounts lent under its Coronavirus Loan Schemes as collateral with 100% for Bounce Back Loan Scheme (BBLS) and 80% for Coronavirus Business Interruption Loan Scheme (CBILS).
Consumer Finance
In Consumer Finance, similar to Retail Banking, many decisions are automated and we tailor the process to the product. Residual value risk is one of our top risks.
Credit risk mitigation
The type of credit risk mitigation, including collateral, is:

Portfolio	Description
Consumer (auto) finance	Collateral is in the form of legal ownership of the vehicle for most loans, with the customer being the registered keeper. Only a very small proportion of business is underwritten as a personal loan. In these cases, there is no collateral or security tied to the loan. We use a leading vehicle valuation company to assess the LTV at the proposal stage to ensure the value of the vehicle is appropriate.

Corporate & Commercial Banking
We assign each customer a credit rating according to the internal rating threshold, using our internal rating scale (see ‘Credit quality’ in ‘Santander UK group level – credit risk review’ section). To do this, we look at the customer’s financial history and trends in the economy, backed up by the expert judgement of a risk analyst. We review our internal ratings on a dynamic basis and at least once a year for those clients that are rated. We also assess the underlying risk of the transaction, taking account of any mitigating factors (see the tables below) and how it fits with our risk policies, limits and Risk Appetite.
Responsible lending, including climate change and the transition to a low carbon economy
As part of the Banco Santander group, we comply with the Equator Principles to factor social, ethical and environmental impacts into our risk analysis and decision making for qualifying financial transactions. We are committed to supporting clients and economies in their transition to a low carbon economy, providing financial products and/or services to business activities that are environmentally and socially responsible. Our ESCC policy sets out how we identify, assess, monitor and manage environmental and social risks and other climate change related activities in the Oil and Gas, Power Generation and Mining and Metals sectors and those arising from businesses engaged in soft commodities. Our ESCC policy prohibits project-related financing for new coal-fired power plants (CFPP) worldwide and we will only work with new clients with CFPPs to provide specific financing for renewable energy projects. In line with Banco Santander's commitment, by 2030 we will eliminate all exposure to thermal coal mining and stop providing financial services to power generation clients with more than 10% of revenue from thermal coal. More information on our approach to Responsible Lending can be found in the Sustainability and Responsible Banking section.

Credit risk mitigation
The types of credit risk mitigation, including collateral, across each of our portfolios are as follows. In addition, from time to time at a portfolio level we execute significant risk transfer transactions, which typically reduce RWAs.

Portfolio	Description
SME and mid corporate	Includes secured and unsecured lending. We can take mortgage debentures or a first charge on commercial property as collateral. Before agreeing the loan, we get an independent professional valuation of the property. Loan agreements typically allow us to obtain revaluations during the term of the loan. We can also take guarantees, but we do not treat them as collateral unless they are supported by a tangible asset charged to us. We also lend against assets (like vehicles and equipment) and invoices for some customers. We value assets before we lend. For invoices, we review the customers' ledgers regularly and lend against debtors who meet agreed criteria.
Commercial Real Estate	We take a first charge on commercial property as collateral. The loan is subject to criteria such as the property condition, age and location, tenant quality, lease terms and length, and the sponsor’s experience and creditworthiness. Before advancing the loan and where appropriate, a bank representative visits the property, additionally we get an independent professional valuation which typically includes a site visit. Loan agreements typically allow us to obtain revaluations during the term of the loan.
Social Housing	We take a first charge on portfolios of residential real estate owned and let by UK Housing Associations as collateral, in most cases. We revalue this every three to five years (in line with industry practice), using the standard methods for property used for Social Housing.
Corporate Centre

Credit risk mitigation
The types of credit risk mitigation, including collateral, across each of our portfolios are as follows. In addition, from time to time at a portfolio level we execute significant risk transfer transactions, which typically reduce RWAs.

Portfolio	Description
Sovereign and Supranational	In line with market practice, there is no collateral against these assets.
Structured Products	These are our High Quality Liquid Assets (HQLA) in our Eligible Liquidity Pool. They are mainly ABS and covered bonds, which hold senior positions in the creditor hierarchy. Their credit rating reflects over-collateralisation in the structure and the assets that underpin their cash flows.
Financial Institutions	We use standard legal agreements to reduce credit risk via netting and collateralisation on derivatives, repos and reverse repos, and stock borrowing/lending. We also reduce risk by clearing trades through central counterparties (CCPs) where possible.

3. Monitoring (audited)
We measure and monitor changes in our credit risk profile on a regular and systematic basis against our budgets, limits and benchmarks.
Credit concentrations
A core part of our monitoring and management is a focus on credit concentrations, such as the proportion of our lending that goes to specific borrowers, groups or industries. We set and monitor concentration limits in line with our Risk Appetite and review them on a regular basis.
–Geographical concentrations: We set exposure limits to countries and geographies, with reference to the country limits set by Banco Santander and our own Risk Appetite. For more geographical information, see ‘Country risk exposures’.
–Industry concentrations: We also set exposure limits by industry sector. We set these limits based on the industry outlook, our strategic aims and desired level of concentration, and relevant limits set by Banco Santander. We analyse committed exposures in the ‘Credit risk review’ section that follows.
Retail Banking
In Homes, we use IT systems and data available to us to monitor accounts. The main parts are:
–Behavioural scoring: we use statistical models that help predict whether a customer will have problems repaying, based on how they use their accounts
–Credit reference agencies: we often use data from agencies on how the borrower is handling credit from other lenders in our behaviour scoring models
–Other Santander accounts: each month, we also look at how the customer uses their other accounts with us, so we can identify problems early.
Our day-to-day retail credit risk monitoring relies on a mix of product, customer and portfolio performance measures as described above. However, changes in the wider UK economy also impact our Homes portfolio. As part of our day-to-day risk monitoring, we use a Retail Risk Playbook tolerance framework that sets out the most relevant macroeconomic variables to retail portfolio performance. We monitor these variables against our forecasts. If the economy deviates materially from our forecasts, such as due to the effects of the cost of living crisis, high inflation, we formally review our retail risk management policy and strategy.
Our monitoring can also mean we change our minds about whether a product is still right for a customer. If we find evidence that a customer is in financial difficulties, we contact them about arrears management including forbearance, which we explain in more detail below.
For secured lending, our monitoring also takes account of changes in property prices. We estimate the property’s value every three months. In most cases, we use statistical models based on recent sales prices and valuations in that local area. Use of this model is subject to Model Risk Governance. Where a lack of data means the model’s valuation is not available, we use the original surveyor valuation with a House Price Index (HPI) adjustment as needed.
In Everyday Banking, similar to Homes, we use IT systems and data available to us to monitor accounts, and we use the Retail Risk Playbook tolerance framework (except for business banking services) and management judgements to ensure that portfolio quality remains within Risk Appetite. For unsecured personal lending like credit cards and overdrafts, monitoring might lead us to raise or lower credit limits. For business banking services, we review revolving credit facilities each year to ensure the facilities remain appropriate for the customer's financial circumstances.
Consumer Finance
In Consumer Finance, similar to Retail Banking, we use IT systems and data available to us to monitor accounts, and we use the Retail Risk Playbook tolerance framework and management judgements to ensure that portfolio quality remains within Risk Appetite. We also check the Residual Value of our portfolio each month, using triggers set to identify any material change in trends.
Corporate & Commercial Banking and Corporate Centre
We regularly monitor and report our credit risk by portfolio, segment, industry, location and customer. We monitor detailed analyses of our credit exposures and risk trends each month. We also report our larger exposures and risks to the Board Risk Committee each month.
Our Watchlist
We also use a Watchlist for exposures subject to annual reviews to help identify potential problem debt early. Just because a customer is on our Watchlist does not mean they have defaulted. It just means that their probability of default has increased, such as they have breached a covenant or lost a major contract.
We classify Watchlist cases as:
–Enhanced monitoring: for less urgent cases. We monitor these cases more often and where appropriate may consider more collateral.
–Proactive management: for more urgent or serious cases. We may take steps to restructure debt including extending the term, taking more collateral, agreeing a lower credit limit, or seeking repayment of the loan through refinancing or other means.
We assess Watchlist cases for impairment as set out in the ‘Significant Increase in Credit Risk (SICR)’ section. When a customer is in enhanced monitoring, we do not consider it has suffered a SICR for ECL purposes, so it remains in Stage 1 for our loss allowance calculations. When a customer is in proactive management, we consider it has suffered a SICR, so we transfer it to Stage 2 and apply a lifetime ECL for our loss allowance calculations. We take into account any forbearance we offer. This includes any extra security, guarantees or equity available and the potential to enhance value by asset management.
In Corporate & Commercial Banking, as part of our annual reviews, for loans nearing maturity, we look at the prospect of refinancing the loan on current market terms and applicable credit policy. If this is unlikely, we put the case on our Watchlist.
We manage exposures not subject to annual reviews, mainly high volume and low value cases, using early warning indicators including credit reference agency data, supported by teams of expert analysts.
In Corporate Centre, we typically monitor the credit quality of our exposures daily. We use internal and third-party data to detect any potential credit deterioration.
4. Arrears management (audited)
Retail Banking and Consumer Finance
We have several strategies to manage arrears that we can use as early as the day after a missed payment. We assess the problems a customer is having, so we can offer them the right help to bring their account up to date as soon as possible. The strategy we use depends on the risk and the customer’s circumstances.
Corporate & Commercial Banking and Corporate Centre
We identify problem debt by close monitoring, supported by our Watchlist process for exposures subject to annual review. We aim to identify warning signs early by monitoring customers’ financial and trading data, checking to see they do not breach covenants, and having regular dialogue with them. We tailor our strategy to the type of customer, their circumstances and the level of risk. We try to help our customers find their own way out of financial difficulty and agree on a plan that works for both of us. We engage our Restructuring & Recoveries team as needed on Watchlist cases and we may hand over more serious cases to them. For exposures not subject to annual review, we have strategies to manage arrears that can be used as early as the day of the missed payment. If a case becomes more urgent or needs specialist attention, and if it transfers to Stage 3, we transfer it to our Restructuring & Recoveries team.
For more, see the Forbearance section.
5. Debt recovery (audited)
Sometimes, even when we have taken all reasonable and responsible steps to manage arrears, they are not effective. If this happens, we have to end our agreement with the customer and try to recover the whole debt, or as much of it as we can.
Retail Banking
In Homes, we may use a debt collection agency, sell the debt, or take the customer to court. For retail mortgages, we may repossess the property as a last resort or to protect it from damage or third-party claims. We make sure our estimated losses from repossessed properties are realistic by getting two independent valuations and the estimated selling costs, and using them in our loss allowances calculations. Where we repossess a property, we do not take ownership. We use agents to realise the value and settle the debt. Any surplus funds are returned to the borrower or dealt with in line with insolvency rules.
In Everyday Banking, we may use a debt collection agency, sell the debt, or take the customer to court, similar to our approach in Homes.
Consumer Finance
In Consumer Finance, similar to Retail Banking, we may use a debt collection agency, sell the debt, or take the customer to court. We may consider taking steps to re-possess the vehicles we have financed.
Corporate & Commercial Banking and Corporate Centre
Where we look for an exit, we aim to do this, if we can, by agreeing with the borrower that they will sell some or all their assets on a voluntary basis or agreeing to give them time to refinance their debt with another lender. Where we cannot reach an agreement, we consider recovery options. This can be through an insolvency proceeding, enforcing over any collateral or selling debt on the secondary market. We may also consider other legal action to recover what we are owed. If there is a shortfall, we write it off against our loss allowances. In very rare cases, we may act as mortgagee in possession of assets held as collateral against non-performing commercial lending. In such cases, we carry the assets on our balance sheet and classify them in line with our accounting policies.
Loan modifications (audited)
We sometimes change the terms of a loan when a customer gets into financial difficulty (this is known as forbearance), or for other commercial reasons.
Forbearance (audited)
We can change the terms of a customer's loan, temporarily or permanently, to help them through temporary periods of difficulty so they can get back on to sustainable terms. We assess what we offer to make sure the customer can afford it. Forbearance improves our customer relationships and we review our approach regularly to make sure it is still effective. We try to offer forbearance before a customer defaults and we only foreclose or repossess as a last resort.
The main types of forbearance we offer are:

Action	Description
Term extension
We can extend the loan term, making each monthly payment smaller. We may offer this if the customer is up to date with payments but shows signs of financial difficulties. We may also offer this if the loan is about to mature and refinancing is not possible on market terms.

Interest-only	Prior to 2016, we offered retail customers temporary concessions to interest-only repayments due to financial difficulty. This concession is no longer available but any such loans that remain on interest-only repayment concession are classed as forborne. For corporate customers, we still consider interest-only concessions on a case by case basis. We only agree to this if we believe their financial problems are temporary and they are going to recover. After the interest-only period, we expect the customer to go back to making full payments of interest and capital once they are in a stronger financial position.
Other payment rescheduling, including capitalisation
For retail customers, we may add the arrears to the mortgage balance (this is known as capitalisation) if they cannot afford to increase their monthly payment to pay off their arrears in a reasonable time but have been making their monthly payments, usually for at least six months. We can also capitalise property charges due to a landlord. We pay them for the customer to avoid the lease being forfeited. We may combine this help with term extensions and, in the past, interest-only concessions. In certain cases we may also offer interest rate concessions.
For corporate customers, we may lower or stop their payments until they have time to recover. We may reschedule payments to better match the customer’s cash flow – for example if the business is seasonal - or provide a temporary increase in facilities to cover peak demand ahead of their trading improving. We might do this by arrears capitalisation or drawing from an overdraft. We may also offer to provide new facilities, interest rate concessions and interest roll-up. In rare cases, we agree to forgive or reduce part of the debt.

When we agree forbearance, we consider the account has suffered a SICR, as we explain later on, and we classify it as Stage 2 or 3. If an account is already in Stage 2, we keep it in Stage 2 unless the account is deemed unlikely to pay, involves forgiving fees and interest or debt, or is being granted multiple forbearances. In these cases, we move it into Stage 3. If an account is already in Stage 3, we keep it in Stage 3. A loan moves out of forbearance once the exit criteria below are met. We monitor the performance of all forborne loans.
Exit from forbearance or cure
For an account in Stage 3 to exit forbearance, all the following conditions must be met:
–The account has been classed as Stage 3 for at least one year since the end of the latest forbearance strategy
–The account is not deemed unlikely to pay
–The account is no longer in arrears, and the customer has no other material debts with us which are more than 90 days in arrears.
If all the conditions are met, the account is re-classed as Stage 2 forbearance until the Stage 2 forbearance exit conditions set out below are also met.
For an account in Stage 2 to exit forbearance, all the following conditions must be met:
–The account has been classed as Stage 2 for at least two years since the end of the latest forbearance strategy
–The account has been performing, i.e. the customer is no longer in financial difficulty
–Meaningful capital and interest repayments have been made for at least 50% of the two year period
–The account is no longer in arrears, and the customer has no other material debts with us which are more than 30 days in arrears.
Other forms of debt management and modifications
When a customer is not showing signs of financial difficulties, we can also change their loan terms. We do this to help them manage their financial liabilities.
Retail Banking
In Homes, apart from forbearance, we have sometimes changed the contract terms to keep a good relationship with a customer. In Homes and Everyday Banking, we do not classify insolvency solutions for any unsecured retail customers as forbearance. This is in line with industry guidelines.
Consumer Finance
We do not classify insolvency solutions for any unsecured retail customers as forbearance. This is in line with industry guidelines.
Corporate & Commercial Banking and Corporate Centre
When customers are in financial difficulty, we can also manage debt in other ways, depending on the facts of the specific case:

Action	Description
Waiving or changing covenants	If a borrower breaks a covenant, we can either waive it or change it, taking their latest and future financial position into account. We may also add a condition on the use of any surplus cash (after operating costs) to pay down their debt to us.
Asking for more collateral or guarantees	If a borrower has unencumbered assets, we may accept more collateral in return for revised financing terms. We may also take a guarantee from companies in the same group and/or major shareholders. We only do this where we believe the guarantor can meet their commitment.
Asking for more equity	Where a borrower can no longer pay the interest on their debt, we may accept fresh equity capital from new or existing investors to change the capital structure in return for better terms on the existing debt.
Risk measurement and control
We measure and control credit risk at all stages across the credit risk lifecycle. We have a range of tools, processes and approaches.
Retail Banking and Consumer Finance
These businesses involve managing large numbers of accounts, so they produce a huge amount of data. This allows us to take a more analytical and data intense approach to measuring risk. This is reflected in the wide range of statistical models we use across the credit risk lifecycle. We use:
–Risk strategy and planning: econometric models
–Assessment and origination: application scorecards, and attrition, pricing, loss allowance and capital models
–Monitoring: behavioural scorecards and profitability models
–Arrears management: models to estimate the proportion of cases that will result in possession (known as roll rates)
–Debt recovery: recovery models.

We assess and review our loss allowances regularly and have them independently reviewed. We look at factors such as the cash flow available to service debt. We also use an agency to value any collateral – mainly mortgages.
Corporate & Commercial Banking and Corporate Centre
We measure the credit risk on treasury products by adding their potential future exposure to market movements over their lives to their fair value. Then we add it to any other exposure and measure the total against our credit limits for each client. We assess our loss allowances regularly by looking at factors such as the cash flow available to service debt and the value of collateral based on third-party professional valuations.
Key metrics (audited)
We use a number of key metrics to measure and control credit risk, as follows:

Metric	Description
Expected Credit Loss (ECL)	ECL tells us what credit risk is likely to cost us either over the next 12 months or over the lifetime of the exposure where there is evidence of a SICR since origination. We explain how we calculate ECL below.
Stages 1, 2 and 3	We assess each facility’s credit risk profile to determine which stage to allocate them to, and we monitor where there is a SICR and transfers between the Stages including monitoring of coverage ratios for each stage. We explain how we allocate a facility to Stage 1, 2 or 3 below.
Stage 3 ratio
The Stage 3 ratio is the sum of Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets. The Stage 3 ratio is the main indicator of credit quality performance.

Expected Loss (EL)	EL is based on the CRD IV regulatory capital rules and gives us another view of credit risk. It is the product of the probability of default, exposure at default and loss given default, and we include direct and indirect costs. We base it on our risk models and our assessment of each customer’s credit quality. The rest of our Risk review, impairments, losses and loss allowances refer to calculations in accordance with IFRS, unless we specifically say they relate to CRD IV. For our IFRS impairment accounting policy, see Note 1 to the Consolidated Financial Statements.
We also assess risks from other perspectives, such as geography, business area, product and process to identify areas to focus on. We also use stress testing to establish vulnerabilities to economic deterioration. Our business segments tailor their approach to credit risk to their customers, as we explain later on.
Recognising ECL (audited)
The ECL approach estimates the credit losses arising from defaults in the next 12 months on qualifying exposures, or defaults over the lifetime of the exposure where there is evidence of a Significant Increase in Credit Risk (SICR) since the origination date. The ECL approach takes into account forward-looking data, including a range of possible outcomes, which should be unbiased and probability-weighted to reflect the risk of a loss being incurred even when it is unlikely.
Critical judgements and accounting estimates applied in calculating ECL (audited)
The preparation of Santander UK's consolidated financial statements in accordance with IFRS requires management to make judgements, estimates and assumptions in applying the accounting policies that affect the reported amounts of assets, liabilities, income and expenses. Due to the inherent uncertainty in making estimates, actual results reported in future periods may be based on amounts which differ from those estimates. Estimates, judgements and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. There has been no change in the inherent sensitivity of the areas of judgement in the period. Management have considered the impact of developments in principal risks and uncertainties, as set out in the Risk review, on critical judgements and accounting estimates.
The significant judgements, apart from those involving estimation, made by management in applying Santander UK's accounting policies in these financial statements (key judgements) and the key sources of estimation uncertainty that may have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial year (key estimates), which together are considered critical to Santander UK's results and financial position, are as follows:
The application of the ECL impairment methodology for calculating credit impairment allowances is highly susceptible to change from period to period. The methodology requires management to make judgmental assumptions in determining the estimates. Any significant difference between the estimated amounts and actual amounts could have a material impact on the future financial results and financial condition. The impact of the cost of living crisis has increased the uncertainty around ECL impairment calculations and has required management to make additional judgements and accounting estimates that affect the amount of assets and liabilities at the reporting date and the amount of income and expenses in the reporting period. The key additional judgements due to the impact of the cost of living crisis mainly reflect the increased uncertainty around forward-looking economic data and the need for additional Judgemental Adjustments. We consider the critical accounting estimates in calculating ECL to be:
–Forward-looking multiple economic scenario assumptions; and
–Probability weights assigned to multiple economic scenarios.
We consider the critical management judgements in calculating ECL to be:
–Determining an appropriate definition of default;
–Establishing the criteria for a significant increase in credit risk (SICR) and for corporate borrowers internal credit risk rating;
–Determining the need for any Judgemental Adjustments (JAs);
– Determining the need to assess corporate Stage 3 exposures individually.

See the sections below for more on each of these key judgements and estimates.
Multiple economic scenarios and probability weights (audited)
For all our portfolios we use five forward-looking economic scenarios. For 2022, they consist of a central base case, one upside scenario and three downside scenarios. We use five scenarios to reflect a wide range of possible outcomes for the UK economy.
Our forecasting approach
We derive our scenarios in part by using a set of parameters in GDP fan charts published by the Office for Budget Responsibility (OBR). These fan charts reflect the probability distribution of a deviation from the OBR’s central forecast to illustrate the uncertainty regarding the outcome of a variable, in this case GDP.
We use the 0.6 fan chart path for our Upside 1 scenario and the 0.3 path for Downside 1. For Downside 2 we impose a recession via an adjustment factor that converges to Downside 1 in the long-run, rather than imposing a floor on the peak to trough fall which had occurred prior to the pandemic. To ensure that Downside 2 is kept consistent with any changes to the OBR fan charts, we calculate the Downside 2 GDP by taking the percentage difference between Downside 2 and Downside 1 GDP in the original forecast and applying this difference to the new Downside 1.
Once we have established the GDP paths for each scenario, we run them through the Oxford Global Economic Model (OGEM) to derive the other macroeconomic variables, such as unemployment and house prices. These variables are the product of the GDP growth paths we have forecast and the output of the OGEM for these growth paths. These are then reviewed to ensure consistency with the narrative of each scenario and therefore changes to these variables may be required in some cases. We then impose a Bank Rate profile for each scenario using expert judgement. We determine the Bank of England Bank Rate by using the base case Bank Rate profile and adjusting this for each of the four other scenarios. To do this, we firstly consider what each of the scenarios is trying to achieve.
For the upside scenario, which has a slightly higher growth path, we assume a smaller increase in Bank Rate in 2023 with cuts beginning in 2024 in similar increments as the base case. For Downside 2 the scenario shows monetary policy being tightened to contain inflation at a time of weakening output growth, so here we assume the Bank of England raises rates to the same peak as in the base case to bring inflation back to its target rate, but that cuts start earlier as economic growth falls much more markedly and the Bank of England look to aid the economy. The rising Bank Rate profiles are based on forward guidance from the Bank of England, where increases are assumed to be gradual and incremental. For the Downside 1 scenario, this has a lower Bank Rate profile than in the base as the Bank of England look to bolster the economy earlier despite above target inflation rates, and for Stubborn Inflation, this reflects a larger increase in Bank Rate as inflation remains persistently above target. In this way, our scenarios reflect a range of possible outcomes that the Bank of England may follow for different growth paths, but also assumes that the Bank of England does not slash rates due to recessionary concerns.
Our use of five scenarios is designed to reflect different possible outcomes to the base case forecast highlighting the upside and downside risks associated with the central scenario. The downside risks for the UK economy include a further and sharper downturn in global growth, a substantial increase in inflation which raises the cost of living, a continuation of the very low productivity growth seen in the UK, and a move to a more protectionist agenda for trade. The upside risks were more muted at the end of 2022 and include a stronger recovery in global growth, a faster fall in inflation, coupled with a move to more open trade and further trade agreements with other countries.
We update the baseline in our economic scenarios at least twice a year in line with our annual budgeting and three-year planning processes, or sooner if there is a material change in current or expected economic conditions. For instance, in 2022 the base case has been updated every quarter. We refresh all our economic scenarios each quarter to reflect the latest data and OBR fan charts if these have changed, which are then reviewed and approved by the Credit Risk Provisions Forum (CRPF). The CRPF also assesses the probability weights at least once a quarter.
We do not use consensus forecasts as inputs to our models, but we do compare the outputs of our models against consensus views for the base case, to make sure that we understand any significant differences and address them where needed. At the end of 2022, there were no significant differences between our base case forecasts and the consensus views.
In 2022, we were also able to do further peer benchmarking analysis of the economic scenarios using the data the PRA provided, which for Q4 2022 included the mean weighted analysis for a selection of economic variables, including GDP, unemployment rate and HPI. This meant that we could compare our weighted scenarios against the average of our peers to understand what differences there may be. The conclusion of this analysis demonstrated that our economic scenarios were in line with our peers although, on a weighted basis, our house price inflation assumption reflected a more conservative view.
In 2022, we also considered any likely impact from climate change risk on our forecasting approach and concluded that no adjustment to the multiple economic scenarios for climate change risk was required. This is because climate change effects are generally regarded to be relevant over a longer timeframe than our forecast period of five years.
Our forecasting period for GDP is five years and then we revert to the average trend growth over three years based on the OBR’s long-run GDP forecast assumption. The reversion to mean for all macroeconomic variables is expected to take three years after the initial five-year forecast period.
Key changes to our forecasting approach in 2022
In 2022, there were no specific changes to our forecasting approach. The OBR returned to publishing its fan charts and the latest version, published in March 2022, have been incorporated.
Base case
For our base case, the forecasts include a 6 quarter recession with a peak to trough fall in GDP of c.2%, caused by falling real disposable incomes due to the cost of living crisis and higher interest rates which push up housing costs. The forecasts also incorporate the policies set out in the Autumn Statement, including the changes to the Energy Price Guarantee scheme. It is normal practice to review the scenarios and associated weights every quarter to ensure they appropriately reflect the current economic circumstances, and we will continue to follow that approach particularly as the advice the UK Government issues is subject to change in this fluid environment.

Base case key macroeconomic assumptions
–House price growth: The housing market was surprisingly resilient in the first half of 2022. However, the sharp rise in mortgage rates has triggered a slowdown in house price growth in recent months. With survey indicators pointing to a sharp reduction in demand as buyer confidence is hit by a squeeze on affordability from higher inflation, taxes and mortgage rates, house prices are expected to continue declining in the near-term. We are forecasting a 10% year-on-year decline in house prices by the end of 2023, with zero growth anticipated by the end of 2024. Once the Bank Rate moves towards its neutral level, house price growth starts to pick up and by the end of the forecast period is in line with long term average earnings growth.

–GDP: The GDP forecasts for Q3 showed negative growth of -0.3% q/q and there is a high likelihood of a further contraction in Q4 which would push the UK economy into recession. The Q3 data showed that households and businesses are reducing spending to deal with rising costs, particularly of essential goods such as food and energy. All of this is likely, along with additional costs, to weigh on businesses with some firms falling into insolvency and there are examples of this being reported in Q4. The economy is expected to officially be in recession by the end of 2022 and for all of 2023, with growth remaining weak in 2024. While support from the Autumn Statement was reduced in some areas, for example with energy costs, there was some positive news for those on benefits and receiving the state pension, with both increasing in line with September’s inflation rate of 11.1% and with the minimum wage also set to increase in April 2023. This should help support household spending and prevent a deeper economic downturn than the c.2% decline we expect.

–Unemployment rate: Unemployment rose to 3.7% in the 3 months to October as labour demand started to soften and inactivity among early retirees fell. However, the large increase in inactivity due to ill health or workers opting for early retirement is keeping unemployment rates low. Vacancies remain at high levels although they are continuing to fall back as demand of goods and services declines. With the effect of rising energy costs and interest rates, it is likely that labour demand will fall back further as some firms become insolvent and others find that demand for goods and services reduce as households restrict spending as real earnings fall. Whilst the forecast does not assume a large rise in unemployment, the rate peaks at 5.1% by end of 2024 as labour demand and supply conditions change, including previously inactive workers returning to the labour force.

–Bank Rate: For the Bank Rate forecast, the last actual data point for 2022 was December when the MPC increased rates by 50bps to 3.50% in line with expectations. This was followed by another 50bps rise to 4.00% in February, with two members voting in favour of no change. Our base case assumes that in Q1 2023 there will be no additional rises. Rate cuts start in Q2 2024 as inflation starts to fall back and the MPC looks to boost flagging growth. Bank Rate ends 2024 at 3.25%, with further cuts in 2025 leaving the terminal rate at 2.50% over the medium-term.

In the medium-term, the projections assume that current demographic and productivity trends will continue, causing a reduction in the UK’s growth potential. For instance, it is likely that the reduction in the UK workforce continues and that this will have a knock-on impact for the economy, particularly if there are shortages of skilled workers in particular sectors. This is reflected in an average annual growth expectation of 1.6%, the OBR’s latest estimate of the UK’s long run average growth rate. CPI inflation is forecast to be significantly above the 2% target rate in the initial forecast period but then falls to target by the end.
Key changes to our base case in 2022
The key changes to our base case assumptions in 2022 were: (i) weaker GDP growth in 2023 and 2024 which largely reflects the bigger hit to consumer spending from the squeeze on real incomes; (ii) higher and longer above target inflation in response to rising food, fuel and utility bills; (iii) a steeper Bank Rate profile with rates now reaching 4% in 2023, with cuts starting in 2024. This had the effect of increasing the weighted average Bank Rate profile across the five scenarios to 4.29%; and (iv) house prices are 10% lower by the end of 2023.
Other scenarios
Based on this revised base case, we have reviewed our suite of scenarios to ensure that they capture the wide range of potential outcomes for the UK economy. These include (i) reflecting persistent above target inflation over the forecast period; (ii) a slower recovery that is more akin to the ‘U’ shape of past recessions; (iii) labour market frictions due to skills mismatches and a shrinking workforce as some discouraged workers leave altogether (for example EU workers returning to their native countries and older UK-born workers retiring early); and (iv) the global economy recovering more swiftly from higher inflation.
To reflect these potential outcomes, we decided to continue to use the base case and four additional scenarios, which management considers provides a range wide enough to reflect all the above potential outcomes. However, as the risks remain skewed to the downside, to reflect these outcomes sufficiently, we concluded that only one upside scenario would be needed to reflect the upside risks to the base case. As with the base case, the scenarios are forecast over a five-year period and then mean revert over the next three years to the OBR's latest estimate of the UK's long run average growth rate.
The four other scenarios are:
One upside scenario
This scenario has a quicker recovery than the Baseline although remains benign. It assumes that inflation falls back more swiftly than in the base case, with a quicker end to the Ukraine conflict which helps to reduce gas and food prices. This allows the Bank of England to cut rates bringing them back to what is more likely to be the neutral rate, with households using some of the additional levels of saving accrued over the pandemic. This results in higher consumer and business confidence enabling higher levels of spending with savings rates falling back as real earnings growth returns. House prices fall marginally more than the base case, mainly due to the implied relationship between GDP and HPI used by the Oxford Economics model compared to that used by Management to construct the base case.
Three downside scenarios
Downside 1 - This scenario is a bear case to the baseline. It assumes that peak to trough economic growth is lower and that the path out of recession is weaker. In this scenario excess savings are not used to support growth as consumer confidence remains extremely low, with households worried over the prospect of losing their job. House prices fall further than in the base case as more households look to downsize to lower mortgage repayments. Although inflation remains significantly above target, due to the very poor economic conditions, the Bank of England decides to cut Bank Rate earlier than in the base case to try and bolster growth.
Downside 2 - This scenario is similar in severity to a typical stress test scenario. It shows a marked fall in GDP, with unemployment rising to levels consistent with the Global Financial Crisis (GFC) and house prices falling by almost a third as real incomes are squeezed by higher mortgage rates, inflation and taxes, which in turn hits buyer affordability. The scenario also reflects ongoing strike action by various unions pushing for larger pay growth, along with dealing with potential blackouts and the possibility of curtailed working weeks to deal with the energy supply shortage over the winter months. It further assumes that the incidence of major risk events, for example those caused by climate change, continue to occur exposing risks to countries’ fiscal position and the means to respond to such events. For this scenario an overlay to the unemployment rate was also made to the model output from the OGEM. This was to account for the possibility of a recession of similar magnitude to that of 2008/09 where the unemployment rate peaked at 8.5%.
Stubborn inflation - which has replaced the Downside 3 scenario that was related to Covid-19. The scenario considers the effect on the UK economy of a persistent inflationary environment, where inflation remains above target for much of the forecast period. This persistent inflation is created by a combination of factors, including higher energy costs exacerbated by the conflict in Ukraine; continuous wage rises resulting in a spiral effect pushed by increasing numbers of strikes; falling productivity; and continuing supply constraints pushing up input prices. This causes a peak to trough fall in GDP of -4% and a much higher Bank Rate profile with a peak of 6% to combat persistently higher inflation. House prices fall c.20% which is similar to the GFC.
Key changes to our alternative scenarios in 2022
The key changes in 2022 were to Stubborn Inflation, which was changed from a pandemic scenario to one considering the effects of persistently above target inflation; to the Bank Rate profile of the scenarios to reflect current levels; and changes to the base case, historical data for each variable, and the OGEM. We did not make any other methodological changes to the scenarios. The combination of these different inputs will mean differences across the variables for each of the alternative scenarios when we update them each quarter. We continue to compare the variables between each quarter and review any large changes to ensure they are not erroneous.
The table below sets out our macroeconomic assumptions for each of the five scenarios at 31 December 2022:

		Upside 1	Base case	Downside 1	Downside 2	Stubborn Inflation	Weighted
		%	%	%	%	%	%
GDP(1)	2021 (actual)	7.5	7.5	7.5	7.5	7.5	7.5
	2022	4.4	4.4	4.3	3.7	4.2	4.3
	2023	(1.0)	(1.3)	(1.9)	(6.4)	(2.7)	(2.2)
	2024	0.8	0.5	(0.3)	(0.7)	(0.9)	0.0
	2025	2.0	1.6	0.5	1.7	0.2	1.2
	2026	2.0	1.5	0.4	1.5	0.6	1.2
Bank Rate(1)	2021 (actual)	0.25	0.25	0.25	0.25	0.25	0.25
	2022	3.50	3.50	3.50	3.50	3.50	3.50
	2023	3.75	4.00	3.50	3.75	6.00	4.29
	2024	3.00	3.25	2.75	3.00	5.50	3.59
	2025	2.50	2.75	2.50	2.75	3.50	2.85
	2026	2.25	2.50	2.25	2.50	3.00	2.55
HPI(1)	2021 (actual)	8.7	8.7	8.7	8.7	8.7	8.7
	2022	7.6	7.0	7.6	7.6	7.6	7.3
	2023	(8.8)	(10.0)	(10.0)	(15.8)	(10.9)	(10.7)
	2024	(4.3)	0.0	(6.7)	(14.3)	(8.8)	(4.4)
	2025	0.6	2.0	(3.1)	(4.1)	(4.9)	(0.8)
	2026	4.1	3.0	(0.2)	4.7	(0.6)	2.0
Unemployment(1)	2021 (actual)	4.0	4.0	4.0	4.0	4.0	4.0
	2022	3.7	3.8	3.7	4.4	3.7	3.8
	2023	4.7	4.7	5.1	8.5	5.5	5.3
	2024	4.5	5.1	5.4	8.0	5.9	5.6
	2025	4.5	4.5	5.8	7.4	6.4	5.4
	2026	4.4	4.3	6.1	6.8	6.6	5.3

The table below sets out our macroeconomic assumptions for each of the five scenarios at 31 December 2021:

		Upside 1	Base case	Downside 1	Downside 2	Downside 3	Weighted
		%	%	%	%	%	%
GDP(1)	2020	(9.7)	(9.7)	(9.7)	(9.7)	(9.7)	(9.7)
	2021	7.0	6.9	6.8	6.2	5.6	6.7
	2022	4.8	4.6	4.1	(0.7)	(7.5)	2.8
	2023	2.2	1.7	0.9	0.5	3.1	1.4
	2024	1.9	1.5	0.5	1.6	1.5	1.3
	2025	2.1	1.6	0.5	1.7	1.5	1.4
Bank Rate(1)	2020	0.10	0.10	0.10	0.10	0.10	0.10
	2021	0.25	0.25	0.25	0.25	0.25	0.10
	2022	0.75	0.75	0.75	1.00	(0.50)	0.55
	2023	0.75	0.75	0.75	2.00	0.00	0.96
	2024	1.25	0.75	1.00	3.00	0.00	1.24
	2025	1.75	0.75	1.00	2.75	0.00	1.21
HPI(1)	2020	6.9	6.9	6.9	6.9	6.9	6.9
	2021	5.4	5.0	5.4	5.4	(2.5)	4.8
	2022	(0.8)	2.0	(1.8)	(8.3)	(19.6)	(2.0)
	2023	(2.0)	2.0	(4.6)	(13.1)	(9.3)	(3.1)
	2024	1.0	2.0	(3.1)	(4.8)	2.4	(0.4)
	2025	3.8	2.0	(0.7)	4.3	3.3	2.1
Unemployment(1)	2020	5.2	5.2	5.2	5.2	5.2	5.2
	2021	4.4	4.7	4.4	4.4	6.8	4.7
	2022	4.4	4.5	4.8	6.9	11.4	5.4
	2023	4.2	4.4	5.0	6.9	8.7	5.2
	2024	3.9	4.3	5.1	6.4	8.0	5.0
	2025	3.7	4.3	5.4	6.1	7.4	5.0
(1)GDP is the calendar year annual growth rate, HPI is Q4 annual growth rate and all other data points are at 31 December in the year indicated.
Our macroeconomic assumptions and their evolution throughout the forecast period
Our macroeconomic assumptions and their evolution throughout the forecast period for 31 December 2022 and 31 December 2021 were:

		Upside 1	Base case	Downside 1	Downside 2	Stubborn Inflation
2022		%	%	%	%	%
House price growth	5-year average increase/decrease	(0.73)	(0.62)	(3.79)	(4.82)	(4.69)
	Peak/(trough) at (1)	(12.79)	(11.19)	(19.00)	(30.69)	(23.12)
GDP	5-year average increase/decrease	1.17	0.75	(0.17)	(0.63)	(0.45)
	Cumulative growth/(fall) to peak/(trough) (2)	5.98	3.80	(0.84)	(3.12)	(2.23)
Unemployment rate	5-year end period	4.17	4.28	6.09	6.23	6.40
	Peak/(trough) at (1)	4.72	5.10	6.12	8.50	6.64
Bank of England bank rate	5-year end period	2.25	2.50	2.25	2.50	3.00
	Peak/(trough) at (1)	3.75	4.00	3.50	4.00	6.00

		Upside 1	Base case	Downside 1	Downside 2	Downside 3
2021		%	%	%	%	%
House price growth	5-year average increase/decrease	1.30	2.00	(1.78)	(3.27)	(6.00)
	Peak/(trough) at (1)	(3.07)	0.00	(9.87)	(24.03)	(32.12)
GDP	5-year average increase/decrease	2.33	1.89	0.93	0.49	(0.58)
	Cumulative growth/(fall) to peak/(trough) (2)	12.19	9.83	4.75	2.48	(2.85)
Unemployment rate	5-year end period	3.60	4.30	5.65	5.95	6.80
	Peak/(trough) at (1)	4.45	4.70	5.65	7.27	11.90
Bank of England bank rate	5-year end period	2.00	0.75	1.00	2.25	0.25
	Peak/(trough) at (1)	2.00	0.75	1.00	3.00	(0.50)
(1)For GDP and house price growth it is the peak to trough change within the 5-year period; for the unemployment rate it is the peak; and for Bank Rate it is the peak or trough.
(2)This is the cumulative growth for the 5-year period.
Scenario weights
Each quarter, we undertake a full review of the probability weights we apply to the scenarios. We consider the probability of the economic scenarios occurring, while ensuring that the scenarios capture the non-linear distribution of losses across a reasonable range. To support our initial assessment of how likely a scenario is to occur, we typically undertake a Monte Carlo analysis which would ascertain the likelihood of a five-year average GDP forecast growth rate occurring based on the long run historically observed average. Creating a standard distribution bell curve around this long run average allows us to estimate the probability of a given GDP scenario occurring and therefore assign a probability weight to that scenario. However, a key challenge with this approach in a stressed environment like the one seen in 2020 is that extreme GDP forecasts can occur.
We continue to use the entire historical GDP data set available for the Monte Carlo analysis to smooth out the large GDP data swings that the pandemic gave. For 2022, the base case sits around the 20th percentile as growth is lower now that a further recession is predicted. Under the longer period, the Downside 2 scenario, which has the lowest CAGR, now sits below the 10th percentile suggesting that a lower weight than the base case remains appropriate.
We also need to consider the UK economic and political environment when applying weights. Given the current cost of living crisis, we remain of the view that the risks to UK growth are still biased to the downside and include: a substantial increase in inflation staying above target for longer, which raises the cost of living reducing consumer demand; continuing weak investment reflecting the turbulent political global environment; further development of Covid strains that are immune to vaccines leading to further restrictions; a larger negative impact from the EU trade deal given ongoing issues such as in NI; a continuing and significant mismatch between vacancies and skills along with a smaller labour force; and the increasing possibility of a second Scottish referendum which may bring disruption to any recovery in the latter years of the forecast. As such, it remains appropriate to reflect this with a 45% cumulative weighting for the downside scenarios. In contrast to last year, Downside 3 (i.e. the stubborn inflation scenario) has a heavier weight compared to downside 1 and 2 as this scenario is more representative of the current climate of potential stagflation.
The scenario weights we applied for 2022 and 2021 were:

	Upside 1	Base case	Downside 1	Downside 2	Stubborn Inflation	Weighted
Scenario weights	%	%	%	%	%	%
2022	5	50	15	10	20	100

	Upside 1	Base case	Downside 1	Downside 2	Downside 3	Weighted
Scenario weights	%	%	%	%	%	%
2021	5	45	25	20	5	100
Definition of default (Credit impaired) (audited)
We define a financial instrument as in default (i.e. credit impaired) for purposes of calculating ECL if it is more than three months past due, or if we have data that suggests the customer is unlikely to pay. The data we have on customers varies across our business segments. It typically includes where:

Retail Banking and Consumer Finance
–They have been reported bankrupt or insolvent and are in arrears
–Their loan term has ended, but they still owe us money more than three months later
–They have had forbearance while in default and have failed to perform under the new arrangement terms, or have had multiple forbearance. Performing forborne accounts while not in default are reported in Stage 2

–We have suspended their fees and interest because they are in financial difficulties
–We have repossessed the property.
Corporate & Commercial Banking and Corporate Centre
–They have had a winding up notice issued, or something happens that is likely to trigger insolvency – such as another lender calls in a loan
–Something happens that makes them less likely to be able to pay us – such as they lose an important client or contract
–They have regularly missed or delayed payments, even though they have not gone over the three-month limit for default
–Their loan is unlikely to be refinanced or repaid in full on maturity
–Their loan has an excessive LTV that is unlikely to be resolved, such as by a change in planning policy, pay-downs, or increase in market value
–Loans restructured under financial difficulties, classified as forborne transactions, in last 12 months.
Where we use the advanced internal ratings-based basis for a portfolio in our capital calculations, there are differences with the default definitions for ECL purposes. The main differences are as follows:
–Performing forborne accounts while not in default are in Stage 2 until they cure their forbearance status (measured as 12 consecutive months of successful payments).
–Performing non-forborne accounts, which under our internal rating-based basis are subject to a 3-month cure period, for accounting purposes we classify them in Stage 2 until they cure all SICR triggers.
The CRPF reviews and approves the definition of default each year, or more often if we change it.
Following the implementation of a new regulatory definition of default in early 2022, we updated and aligned our definitions. This increased the Stage 3 ratio by 7bps (£0.2bn). This was due to including non-performing forbearance accounts which were previously reported in Stage 2 and are now reported in Stage 3 in line with unlikeliness to pay definitions, subject to a 12-month probation period in line with our regulatory default definition. The change in definition was a change in estimate and therefore prior periods have not been amended.
Significant Increase in Credit risk (SICR) (audited)
Loans which have suffered a SICR since origination are subject to a lifetime ECL assessment which extends to a maximum of the contractual term of the loan, or the behavioural term for a revolving facility. Loans which have not experienced a SICR are subject to 12-month ECL. We assess the credit risk profile of each facility to determine which of three stages to allocate them to:
–Stage 1: when there has been no SICR since initial recognition. We apply a loss allowance equal to a 12-month ECL i.e. the proportion of lifetime expected losses that relate to that default event expected in the next 12 months
–Stage 2: when there has been a SICR since initial recognition, but the exposure is not considered credit impaired. We apply a loss allowance equal to the lifetime ECL i.e. the expected loss resulting from all possible defaults throughout the residual life of a facility
–Stage 3: when the exposure is considered credit impaired. We apply a loss allowance equal to the lifetime ECL. Objective evidence of credit impairment is required. For more, see the section ‘Definition of default (Credit impaired)’ above.

We use quantitative, qualitative and backstop criteria to identify exposures that suffer a SICR. The Credit Risk Provisions Forum (CRPF) reviews and approves our SICR thresholds periodically. The Board Audit Committee reviews and challenges their appropriateness each year, or more often if we change them.
Quantitative criteria
We use quantitative criteria to identify where an exposure has increased in credit risk. We base our criteria on whether any increase in the lifetime PD since origination exceeds a threshold in relative and absolute terms. We base the value anticipated at origination on similar assumptions and data to the ones we use at the reporting date, adjusted to reflect the account surviving to that date. The comparison uses either an annualised lifetime PD, where the lifetime PD is divided by the forecast period, or the absolute change in lifetime PD since origination. Our criteria are absolute (rather than relative) increases in lifetime PD since origination. We also apply a relative threshold of 100% (doubling the PD) across all portfolios. The criteria for 2022 were:

For 2022 and 2021
Retail Banking				Consumer Finance(2)	Corporate & Commercial Banking	Corporate Centre
Homes	Everyday Banking (1)
	Personal loans	Credit cards	Overdrafts
30bps	30bps	340bps	260bps	300bps	30bps	Internal rating method
(1)For larger business banking customers we apply the same criteria that we use for Corporate & Commercial Banking.
(2)Consumer Finance use the comparison of lifetime PDs to determine Stage allocation, unlike other products which first turn the lifetime PD into an average yearly PD (annualised) and then do the comparison.
Qualitative criteria
We also use qualitative criteria to identify where an exposure has increased in credit risk, independent of changes in PD. The criteria for 2022 and 2021 were:

Retail Banking				Consumer Finance	Corporate & Commercial Banking	Corporate Centre
Homes	Everyday Banking(1)
	Personal loans	Credit cards	Overdrafts
– In forbearance – Default in last 24m – 30 Days past due (DPD) in last 12m – Bankrupt – £100+ arrears	– In Collections – Default in last 12m – £50+ arrears	– In forbearance – Default in last 12m – In Collections – £100+ arrears – Behaviour score indicators	– Fees suspended – Default in last 12m – Debit dormant >35 days – Any excess in month	– In forbearance – Deceased or Insolvent – Court ‘Return of goods’ order or Police watchlist – Agreement terminated – Payment holiday – Cash Collection	– In forbearance – Default in last 12m – Watchlist: proactive management – Default at proxy origination	– Watchlist: proactive management
(1)    For larger business banking customers we apply the same criteria that we use for Corporate & Commercial Banking.
An additional qualitative assessment was introduced as part of new Judgemental Adjustment introduced during 2022 in response to the cost of living crisis. Exposures that were deemed more significantly impacted by cost-of-living pressures based on indebtedness and disposable income thresholds were migrated to Stage 2. See 'Judgemental Adjustments (JAs) below for more on this.

Backstop criteria
As a backstop, we classify all exposures more than 30 or 90 DPD in at least Stage 2 or in Stage 3, respectively. This means that we do not rebut the backstop presumptions in IFRS 9 (i.e. credit risk has significantly increased if contractual payments are more than 30 DPD) relating to either a SICR or default.
Improvement in credit risk or cure
We transfer Stage 3 exposures to Stage 2 or Stage 1 when we no longer consider them to be credit impaired. We transfer Stage 2 exposures to Stage 1 when we no longer consider them to have suffered a SICR. Where we identified a SICR using quantitative criteria, we transfer the exposures to Stage 1 when they no longer meet the original PD-based transfer criteria. Where we identified a SICR using qualitative criteria, the issues that led to the transfer must be cured before we transfer the exposure to Stage 1. For a loan to exit forbearance, it must meet the conditions set out in the section ‘Forbearance’.
Judgemental Adjustments (JAs) formerly known as Post Model Adjustments (PMAs) (audited)
We use a range of methods to identify whether we need a JA. These include regular review of model monitoring tools, changes in the period, trend analysis, comparison against forecasts, and input from expert teams who manage key portfolio risks. We only recognise a JA if its expected impact is over £1m and keep it in place until we no longer need it. This is usually when we build it into our core credit model or the conditions that impacted the historical data no longer exist.
Our Risk Provisions & Forecasting team calculates JAs to ensure they are incremental to the core credit model and to ensure the calculation is performed in a consistent and controlled manner. We apply standard end-user computing controls to JAs expected to be in place for more than six months. Our Independent Validations Team may also review significant JAs. The CRPF approves all new JAs and, each quarter, reviews and approves existing JAs.
Climate change
In addition 2022 and 2021,we assessed the risks to asset valuations in the customer loan book from both transitional and physical risks associated with climate change. At 31 December 2022 and 2021, we did not consider it appropriate to recognise a climate change risk related JA for the following reasons:
–The behavioural life of the loan book is less than five years. Any material transitional risks are generally regarded to be relevant over a longer timeframe than five years and as such, the risk predominantly relates to assets yet to be written;
–There have been no observed default events or SICRs due to climate change for any part of the loan book;
–The absolute exposure to fossil fuel industries is not deemed to be material. On an individually assessed basis, clients in these industries are highly rated and their markets remain highly liquid;
–The residual value of automotive vehicles might be impacted by diesel obsolescence and the transition to electric vehicles.The residual value risk is already set at the more cautious end of the acceptable range to capture the inherent risk of diesel obsolescence and measurement uncertainty of electric vehicles;
–ECL calculations are based on multiple forward-looking economic scenarios developed by management covering a period of 5 years, during which timeframe climate change risks may crystallise;
–The proportion of mortgage loans subject to flood and subsidence risk is not deemed to be material. The terms of our mortgage lending also require homeowners to buy suitable insurance which transfers the majority of the risk to asset valuations to third party insurers.

	Homes	Everyday Banking		Consumer Finance	CCB	Corporate Centre	Total
	Mortgages	Credit Cards	Other
2022	£m	£m	£m	£m	£m	£m	£m
Modelled ECL	133	112	93	65	194	—	597
Individually assessed	—	—	—	—	112	—	112
ECL before JAs	133	112	93	65	306	—	709
JAs
Long-term indeterminate arrears	13	—	—	—	—	—	13
12+ months in arrears	22	—	—	—	—	—	22
UPL loss floor	—	—	15	—	—	—	15
Model underestimation	36	2	19	—	—	—	57
Corporate single large exposure	—	—	—	—	23	—	23
Other	20	1	10	2	3	—	36
Total JAs	91	3	44	2	26	—	166
Affordability and Cost of Living JAs
Corporate lending to segments affected by supply chain	—	—	—	—	61	—	61
Mortgages affordability	27	—	—	—	—	—	27
Retail Unsecured Affordability	—	15	20	—	—	—	35
SME debt burden	—	—	7	—	—	—	7
Total Affordability and Cost of Living JAs	27	15	27	—	61	—	130
Total ECL	251	130	164	67	393	—	1,005

	Homes	Everyday Banking		Consumer Finance	CCB	Corporate Centre	Total
	Mortgages	Credit Cards	Other
2021	£m	£m	£m	£m	£m	£m	£m
Modelled ECL	120	88	57	52	108		425
Individually assessed	—	—	—	—	100	—	100
ECL before JAs	120	88	57	52	208	—	525
JAs
Long-term indeterminate arrears	14	—	—	—	—	—	14
12+ months in arrears	29	—	—	—	—	—	29
Cladding Risk	15	—	—	—	—	—	15
UPL loss floor	—	—	21	—	—	—	21
Other	(20)	1	8	—	18	—	7
Total JAs	38	1	29	—	18	—	86
Covid-19 JAs
Corporate lending to segments affected by Covid-19	—	—	—	—	176	—	176
Corporate single large exposure	—	—	—	—	23	—	23
Model underestimation	14	—	14	—	—	—	28
SME debt burden	—	—	9	—	—	—	9
Total Covid-19 JAs	14	—	23	—	199	—	236
Affordability and Cost of Living JAs
Mortgages affordability	18	—	—	—	—	—	18
Total Affordability and Cost of Living JAs	18	—	—	—	—	—	18
Total ECL	190	89	109	52	425	—	865

2022 compared to 2021
JAs reduced from £340m to £296m and the proportion of JAs to total ECL decreased from 39% to 29%. The change in proportion was mainly due to an increase in total ECL driven by the deterioration in the economic environment compared to 2021.
Internal credit risk rating for corporate borrowers (audited)
We assign each corporate borrower an internal credit rating based on our internal rating scale. To do this, we look at the customer’s financial history and trends in the economy backed up by the expert judgement of a risk analyst. We review our internal ratings on a dynamic basis and at least once a year. The internal risk rating is used to determine the Probability of Default for a client.
Individually assessed corporate Stage 3 exposures (audited)
We assess the ECL requirement for large single name corporate exposures on an individual basis when they meet our definition of default and are transferred into Stage 3. This assessment takes into consideration the latest specific information about the counterparty to determine a probability weighted ECL based on a best, worst and mid case outcome. For those loans that were in default (i.e. Stage 3), the ECL was £129m at 31 December 2022 (2021: £100m). Had management assumed the best or worst outcome in terms of loss estimates, the ECL could have been within a range of £68m to £203m.
Sensitivity of ECL allowance (audited)
The ECL allowance is sensitive to the methods, assumptions and estimates underlying its calculation. For example, management could have applied different probability weights to the economic scenarios. In addition, the ECL for residential mortgages is significantly affected by the HPI assumptions which determine the valuation of collateral used in the calculations.
Had management used different assumptions on probability weights and HPI, a larger or smaller ECL charge would have resulted that could have had a material impact on the ECL allowance and profit before tax. We have incorporated judgemental adjustments (JA's) into the sensitivity analysis, and these assumptions are set out below.
Scenario sensitivity
The tables below show the ECL allowances that would have arisen had management applied a 100% weight to each economic scenario. The allowances were calculated using a stage allocation appropriate to each scenario and differs from the probability-weighted stage allocation used to determine the ECL allowance shown above. For exposures subject to individual assessment, the distribution of ECL which could reasonably be expected has also been considered, assuming no change in the number of cases subject to individual assessment, and within the context of a potential best to worst case outcome.

	Upside 1	Base case	Downside 1	Downside 2	Stubborn Inflation	Weighted
2022	£m	£m	£m	£m	£m	£m
Exposure	306,284	306,284	306,284	306,284	306,284	306,284
Retail Banking	213,557	213,557	213,557	213,557	213,557	213,557
– Homes - Mortgages	192,346	192,346	192,346	192,346	192,346	192,346
– EDB - Credit Cards	12,845	12,845	12,845	12,845	12,845	12,845
– EDB - Other	8,366	8,366	8,366	8,366	8,366	8,366
Consumer Finance	5,740	5,740	5,740	5,740	5,740	5,740
CCB	28,277	28,277	28,277	28,277	28,277	28,277
Corporate Centre	58,710	58,710	58,710	58,710	58,710	58,710

ECL	930	932	993	1,383	1,149	1,005
Retail Banking	489	497	529	830	647	544
– Homes - Mortgages	214	218	244	501	324	251
– EDB - Credit Cards	122	123	127	142	140	130
– EDB - Other	153	156	158	187	183	163
Consumer Finance	65	66	65	69	68	67
CCB	376	369	399	484	434	394
Corporate Centre	—	—	—	—	—	—
	%	%	%	%	%	%
Proportion of assets in Stage 2	4.0	4.0	5.0	11.0	7.0	7.0
Retail Banking	4.0	4.0	4.0	10.0	6.0	7.0
– Homes - Mortgages	4.0	4.0	4.0	11.0	6.0	7.0
– EDB - Credit Cards	3.0	3.0	3.0	3.0	3.0	3.0
– EDB - Other	7.0	7.0	7.0	9.0	8.0	8.0
Consumer Finance	6.0	6.0	6.0	6.0	6.0	6.0
CCB	8.0	9.0	9.0	18.0	14.0	12.0
Corporate Centre	—	—	—	—	—	—
	%	%	%	%	%	%
Proportion of assets in Stage 3	1.0	1.0	1.0	1.0	1.0	1.0
Retail Banking	1.0	1.0	1.0	1.0	1.0	1.0
– Homes - Mortgages	1.0	1.0	1.0	1.0	1.0	1.0
– EDB - Credit Cards	—	—	—	—	—	—
– EDB - Other	2.0	2.0	2.0	2.0	2.0	2.0
Consumer Finance	1.0	1.0	1.0	1.0	1.0	1.0
CCB	2.0	2.0	2.0	2.0	2.0	2.0
Corporate Centre	—	—	—	—	—	—

	Upside 1	Base case	Downside 1	Downside 2	Downside 3	Weighted
2021	£m	£m	£m	£m	£m	£m
Exposure	313,348	313,348	313,348	313,348	313,348	313,348
Retail Banking	212,396	212,396	212,396	212,396	212,396	212,396
– Homes - Mortgages	190,663	190,663	190,663	190,663	190,663	190,663
– EDB - Credit Cards	12,301	12,301	12,301	12,301	12,301	12,301
– EDB - Other	9,432	9,432	9,432	9,432	9,432	9,432
Consumer Finance	5,298	5,298	5,298	5,298	5,298	5,298
CCB	27,305	27,305	27,305	27,305	27,305	27,305
Corporate Centre	68,349	68,349	68,349	68,349	68,349	68,349

ECL	782	762	851	988	1,141	865
Retail Banking	307	286	375	510	662	388
– Homes - Mortgages	134	125	177	283	437	190
– EDB - Credit Cards	78	72	89	102	101	89
– EDB - Other	95	89	109	125	124	109
Consumer Finance	50	51	51	53	54	52
CCB	425	425	425	425	425	425
Corporate Centre	0	0	0	0	0	0
	%	%	%	%	%	%
Proportion of assets in Stage 2	5.0	5.0	5.0	6.0	7.0	5.0
Retail Banking	5.0	5.0	5.0	7.0	8.0	6.0
– Homes - Mortgages	6.0	6.0	6.0	7.0	8.0	6.0
– EDB - Credit Cards	2.0	1.0	2.0	2.0	2.0	2.0
– EDB - Other	3.0	3.0	4.0	5.0	4.0	4.0
Consumer Finance	4.0	4.0	4.0	4.0	4.0	4.0
CCB	16.0	16.0	17.0	21.0	21.0	18.0
Corporate Centre	—	—	—	—	—	—
	%	%	%	%	%	%
Proportion of assets in Stage 3	1.0	1.0	1.0	1.0	1.0	1.0
Retail Banking	1.0	1.0	1.0	1.0	1.0	1.0
– Homes - Mortgages	1.0	1.0	1.0	1.0	1.0	1.0
– EDB - Credit Cards	0.0	0.0	0.0	0.0	0.0	0.0
– EDB - Other	2.0	2.0	2.0	2.0	2.0	2.0
Consumer Finance	1.0	1.0	1.0	1.0	1.0	1.0
CCB	2.0	2.0	2.0	2.0	2.0	2.0
Corporate Centre	0.0	0.0	0.0	0.0	0.0	0.0
2022 compared to 2021
In 2022 ECL increased as a result of PD deterioration and an introduction of affordability JAs mainly due to changes in the current economic environment. As a risk from further lockdowns relating to Covid19 reduced, we released all Corporate Covid19 related JAs. This release resulted in the movement of £0.4bn corporate Stage 3 loans to Stage 2 and £1.7bn of corporate loans transferred from Stage 2 to Stage 1. However, this was offset by an introduction of a new corporate lending JA relating to segments that are susceptible to high inflation and energy price, higher input costs, potential for lower consumer and business demand. This resulted in movement of £1.4bn from Stages 1 to 2. Mortgage affordability continued to be impacted by the increased base rate and inflationary pressures, resulting in an increase in Stage 2 mortgage asset by £0.8bn.
HPI sensitivity
Given the relative size of our residential mortgage portfolio, management considers that changes in HPI assumptions used to calculate the ECL allowance for residential mortgages would have the most significant impact on the ECL allowance. The table below shows the ECL impact on the profit before tax of applying an immediate and permanent hour price increase/decrease to our unweighted base case scenario, and assumes no changes to the stage allocation of exposures.

	Increase/decrease in house prices
	+20%	+10%	-10%	-20%
Increase/(decrease) in profit before tax	£m	£m	£m	£m
2022	48	32	(61)	(176)
2021	64	40	(69)	(197)

2022 compared to 2021
The HPI ECL sensitivity remains similar to 2021. The expected impact from a drop in the HPI index by 10% and 20% is £61m and £176m respectively. There has been moderate growth for 2022 coupled with a negative economic outlook that has resulted in potential losses increasing towards the end of the year.
Both the modelled ECL and the PMAs were stressed in the sensitivity analysis to assess the potential impact on ECL from housing market volatility. The impact is driven by marginal growth in the housing market with subdued demand for purchases driven by the increases interest rates.
Measuring ECL (audited)
For accounts not in default at the reporting date, we estimate a monthly ECL for each exposure and for each month over the forecast period. The lifetime ECL is the sum of the monthly ECLs over the forecast period, while the 12-month ECL is limited to the first 12 months. We calculate each monthly ECL as the discounted value for the relevant forecast month of the product of the following factors:

Factor	Description
Survival rate (SR)	The probability that the exposure has not closed or defaulted since the reporting date.
Probability of default (PD)	The likelihood of a borrower defaulting in the following month, assuming it has not closed or defaulted since the reporting date. For each month in the forecast period, we estimate the monthly PD from a range of factors. These include the current risk grade for the exposure, which becomes less relevant further into the forecast period, as well as the expected evolution of the account risk with maturity and factors for changing economics. We support this with historical data analysis.
Exposure at default (EAD)	The amount we expect to be owed if a default event occurs. We determine EAD for each month of the forecast period by the expected payment profile, which varies by product. For amortising products, we base it on the borrower’s contractual repayments over the forecast period. We adjust this for any expected overpayments on Stage 1 accounts that the borrower may make and for any arrears we expect if the account was to default. For revolving products, or amortising products with an off-balance sheet element, we determine EAD using the balance at default and the contractual exposure limit. We vary these assumptions by product and base them on analysis of recent default data.
Loss given default (LGD)	Our expected loss if a default event were to occur. We express it as a percentage and calculate it based on factors that we have observed to affect the likelihood and/or value of any subsequent write-offs, which vary according to whether the product is secured or unsecured. If the product is secured, we take into account collateral values as well as the historical discounts to market/book values due to forced sales type.
We use the original effective interest rate as the discount rate. For accounts in default, we use the EAD as the reporting date balance. We also calculate an LGD to reflect the default status of the account, considering the current DPD and loan to value. PD and SR are not required for accounts in default.
Forecast period
We base the forecast period for amortising facilities on the remaining contract term. For revolving facilities, we base it on the behavioural, rather than contractual, characteristics of the facility type. In some cases, we shorten the period to simplify the calculation. If we do this, we apply a Judgemental Adjustment to reflect our view of the full lifetime ECL.
Forward-looking information
Our assessments of a SICR and the calculation of ECL incorporate forward-looking data. We perform historical analysis and identify the key economic variables that impact credit risk and ECL for each portfolio. These can include house price growth, GDP, unemployment rate and BoE Bank Rate. Where applicable, we incorporate these economic variables and their associated impacts into our models.
Economic forecasts have the most impact on ECL measurement for residential mortgages and, to a lesser extent, corporate loans. This is due to the long behavioural lives and large size of these portfolios. Economic forecasts have less impact on ECL for other portfolios due to their shorter lives and smaller size.
Grouping of instruments for losses measured on a collective basis
We measure ECL at the individual financial instrument level. However, where we have used internal capital or similar models as the basis for our ECL models, this typically results in a large number of relatively small homogenous groups. We typically group instruments where they share risk characteristics using statistical models and assess them for impairment collectively.
We use this approach for
–all our Retail Banking and Consumer Finance portfolios,
–SME customers in Corporate & Commercial Banking, and
–Legacy Portfolios in run-off in Corporate Centre.
We calculate separate collective provisions for instruments in Stages 1, 2 and 3 where the instrument is not individually assessed.
For all our portfolios (whether we assess them for impairment individually or collectively) we use five forward-looking economic scenarios.
Governance around ECL impairment allowances (audited)
Our Risk Methodology team developed our ECL models (except for the external models we use, such as OGEM which we described earlier in ‘Our forecasting approach’), and our Independent Validations team reviews all material models. As model owners, our Risk Provisioning & Forecasting team run the models to calculate our ECL each month. The models are sensitive to changes in credit conditions and reflect management judgements that give rise to measurement uncertainty in our ECL as set out above. The following committees and forums review the provision drivers and ensure that the ECL remains appropriate:
–Model Risk Control Forum (MRCF) reviews and approves new models and model changes. It also reviews the use of OGEM as a reliable model on which to base our other forecast macroeconomic variables. We use it across all stress testing and planning so it is subject to model risk criteria.
–ALCO reviews and approves the base case used in the economic scenarios we use to calculate forward-looking scenarios.
–CRPF reviews and approves the economic scenarios and probability weights we use to calculate forward-looking scenarios. It also reviews management judgements and approves ECL impairment allowances.
–Board Audit Committee reviews and challenges the appropriateness of the estimates and judgements made by management.
For more on the governance around specific elements of the ECL impairment allowances, including the frequency of, and thresholds for, reviews, including by these committees and forums, see the detailed sections above.
How we assess the performance of our ECL estimation process
We assess the reasonableness of our ECL provisions and the results of our Staging analysis using a range of methods. These include:
–Benchmarking: we compare our coverage levels with our peers.
–Stand-back testing: we monitor the level of our coverage against actual write-offs.
–Back-testing: we compare key drivers periodically as part of model monitoring practices.
–Monitoring trends: we track ECL and Staged assets over time and against our internal budgets and forecasts, with triggers set accordingly.
SANTANDER UK GROUP LEVEL – CREDIT RISK REVIEW
Our maximum and net exposure to credit risk (audited)
The tables below show the main differences between our maximum and net exposure to credit risk. They show the effects of collateral, netting, and risk transfer to mitigate our exposure. The tables only show the financial assets that credit risk affects and to which the impairment requirements in IFRS 9 are applied.
For balance sheet assets, the maximum exposure to credit risk is the carrying value after impairment loss allowances. Off-balance sheet exposures are mortgage offers, guarantees, formal standby facilities, credit lines and other commitments. For off-balance sheet guarantees, the maximum exposure is the maximum amount that we would have to pay if the guarantees were called on. For formal standby facilities, credit lines and other commitments that are irrevocable over the life of the facility, the maximum exposure is the total amount of the commitment.

	Maximum exposure
	Balance sheet asset			Off-balance sheet			Collateral(1)
	Gross amounts	Loss allowance	Net amounts	Gross amounts	Loss allowance	Net amounts	Cash	Non-cash	Netting(2)	Net exposure
2022	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Cash and balances at central banks	44.2	—	44.2	—	—	—	—	—	—	44.2
Financial assets at amortised cost:
–Loans and advances to customers:(3)
–Retail Mortgages(4)	184.3	(0.2)	184.1	8.0	—	8.0	—	(187.4)	—	4.7
–Corporate loans	19.1	(0.4)	18.7	9.3	—	9.3	(0.1)	(16.5)	—	11.4
–Finance leases	4.6	(0.1)	4.5	0.4		0.4	—	(4.8)	—	0.1
–Accrued interest and other adjustments	0.7	—	0.7	—	—	—	—	—	—	0.7
–Other unsecured loans	7.7	(0.2)	7.5	13.7	(0.1)	13.6				21.1
–Amounts due from fellow Banco Santander group subsidiaries and joint ventures	4.2	—	4.2	—	—	—	—	—	—	4.2
Total loans and advances to customers	220.6	(0.9)	219.7	31.4	(0.1)	31.3	(0.1)	(208.7)	—	42.2
–Loans and advances to banks	1.0		1.0	0.4		0.4				1.4
–Reverse repurchase agreements – non trading	7.3	—	7.3	—	—	—	—	(7.3)	—	—
–Other financial assets at amortised cost	0.2	—	0.2	—	—	—	—	—	—	0.2
Total financial assets at amortised cost	229.1	(0.9)	228.2	31.8	(0.1)	31.7	(0.1)	(216.0)	—	43.8
Financial assets at fair value at FVOCI:
–Loans and advances to customers	—	—	—	—	—	—	—	—	—	—
–Debt securities	6.0	—	6.0	—	—	—	—	—	—	6.0
Total financial assets at FVOCI	6.0	—	6.0	—	—	—	—	—	—	6.0
Total	279.3	(0.9)	278.4	31.8	(0.1)	31.7	(0.1)	(216.0)	—	94.0

2021
Cash and balances at central banks	48.1	—	48.1	—	—	—	—	—	—	48.1
Financial assets at amortised cost:
–Loans and advances to customers:(3)
–Retail Mortgages(4)	174.7	(0.2)	174.5	16.0	—	16.0	—	(177.8)	—	12.7
–Corporate loans	19.3	(0.4)	18.9	7.6	—	7.6	(0.1)	(16.8)	—	9.6
–Finance leases	3.9	(0.1)	3.8	0.3	—	0.3	—	(4.7)	—	(0.6)
–Accrued interest and other adjustments	0.5	—	0.5	—	—	—	—	—	—	0.5
–Other unsecured loans	9.4	(0.2)	9.2	13.4	—	13.4	—	—	—	22.6
–Amounts due from fellow Banco Santander group subsidiaries and joint ventures	3.2	—	3.2	—	—	—	—	—	—	3.2
Total loans and advances to customers	211.0	(0.9)	210.1	37.3	—	37.3	(0.1)	(199.3)	—	48.0
–Loans and advances to banks	1.2	—	1.2	0.4	—	0.4	—	—	—	1.6
–Reverse repurchase agreements – non trading	12.7	—	12.7	—	—	—	—	(12.2)	(0.4)	0.1
–Other financial assets at amortised cost	0.5	—	0.5	—	—	—	—	—	—	0.5
Total financial assets at amortised cost	225.4	(0.9)	224.5	37.7	—	37.7	(0.1)	(211.5)	(0.4)	50.2
Financial assets at FVOCI:
–Loans and advances to customers	—	—	—	—	—	—	—	—	—	—
–Debt securities	5.9	—	5.9	—	—	—	—	—	—	5.9
Total financial assets at FVOCI	5.9	—	5.9	—	—	—	—	—	—	5.9
Total	279.4	(0.9)	278.5	37.7	—	37.7	(0.1)	(211.5)	(0.4)	104.2
(1)The forms of collateral we take to reduce credit risk include: residential and commercial property; other physical assets, including motor vehicles; liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions; and receivables. Charges on residential property are most of the collateral we take.
(2)We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives and securities finance transactions, we use standard master netting agreements. For more on this, see ‘Credit risk mitigation’ in the ‘Credit risk - Credit risk management’ section.
(3)Balances include interest we have charged to the customer’s account and accrued interest that we have not charged to the account yet.
(4)The collateral value shown against advances secured on residential property is limited to the balance of each associated individual loan. It does not include the impact of over–collateralisation (where the collateral has a higher value than the loan balance) and includes collateral we would receive on draw down of certain off–balance sheet commitments.
The tables below show the main differences between our maximum and net exposure to credit risk on the financial assets that credit risk affects and to which the impairment requirements in IFRS 9 are not applied.

	Balance sheet asset gross amount	Collateral(1)		Netting(2)	Net exposure
		Cash	Non-cash
2022	£bn	£bn	£bn	£bn	£bn
Financial assets at FVTPL:
–Derivative financial instruments	2.4		(1.7)	(0.5)	0.2
–Other financial assets at FVTPL	0.1		—	—	0.1
Total	2.5	—	(1.7)	(0.5)	0.3

2021
Financial assets at FVTPL:
–Derivative financial instruments	1.7	—	(0.7)	(0.8)	0.2
–Other financial assets at FVTPL	0.2	—	—	—	0.2
Total	1.9	—	(0.7)	(0.8)	0.4
(1)The forms of collateral we take to reduce credit risk include: liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions; and receivables.
(2)We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives and securities finance transactions, we use standard master netting agreements. They allow us to set off our credit risk exposure to a counterparty against our obligations to the counterparty in relation to transactions under the master netting agreement in the event of default. This gives us a lower net credit exposure. They may also reduce settlement exposure. For more on this, see ‘Credit risk mitigation’ in the ‘Credit risk – Credit risk management’ section.
Single credit rating scale
In the table below, we have used a single rating scale to ensure we are consistent across all our credit risk portfolios in how we report the risk of default. It has eight grades for non–defaulted exposures, from 9 (lowest risk) to 2 (highest risk). We define each grade by an upper and lower PD value and we scale the grades so that the default risk increases by a factor of ten every time the grade number drops by two steps. For example, grade 9 has an average PD of 0.010%, and grade 7 has an average PD of 0.100%. We give defaulted exposures a grade 1 and a PD value of 100%. In the final column of the table we show the approximate equivalent credit rating grade used by Standard & Poor’s Ratings Services (S&P).

	PD range
	Mid	Lower	Upper	S&P equivalent
Santander UK risk grade	%	%	%
9	0.010	0.000	0.021	AAA to AA+
8	0.032	0.021	0.066	AA to AA-
7	0.100	0.066	0.208	A+ to BBB
6	0.316	0.208	0.658	BBB- to BB
5	1.000	0.658	2.081	BB-
4	3.162	2.081	6.581	B+ to B
3	10.000	6.581	20.811	B-
2	31.623	20.811	99.999	CCC to C
1 (Default)	100.000	100.000	100.000	D
The PDs in the table above are based on Economic Capital (EC) PD mappings, calculated based on the average PD over an economic cycle. This is different to the IFRS 9 PDs which are calculated at a point in time using forward looking economic scenarios. Where possible, the EC PD values are aligned to the regulatory capital models however any regulatory floors are removed and PDs are defined at every possible rating rather than grouped into rating buckets.
Rating distribution (audited)
The tables below show the credit rating of our financial assets to which the impairment requirements in IFRS 9 apply. JAs are incorporated in the balances. For more on the credit rating profiles of key portfolios, see the credit risk review section for each business segment.

	Santander UK risk grade								Loss allowance	Total
	9	8	7	6	5	4	3 to 1	Other(1)
2022	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Exposures
On balance sheet
Cash and balances at central banks	44.2	—	—	—	—	—	—	—	—	44.2
–Stage 1	44.2	—	—	—	—	—	—	—	—	44.2
Financial assets at amortised cost:
–Loans and advances to customers(2)	9.5	35.9	85.6	52.1	15.2	9.2	5.4	7.7	(0.9)	219.7
–Stage 1	9.5	35.6	83.9	47.9	11.1	3.9	0.5	7.3	(0.1)	199.6
–Stage 2	—	0.3	1.7	4.2	4.1	5.2	2.6	0.2	(0.5)	17.8
–Stage 3	—	—	—	—	—	0.1	2.3	0.2	(0.3)	2.3
Of which mortgages:	9.5	33.4	82.3	45.0	7.2	3.8	3.1	—	(0.2)	184.1
–Stage 1	9.5	33.1	80.7	41.1	4.1	0.5	0.1	—	—	169.1
–Stage 2	—	0.3	1.6	3.9	3.1	3.2	1.3	—	(0.1)	13.3
–Stage 3	—	—	—	—	—	0.1	1.7	—	(0.1)	1.7
–Loans and advances to banks	0.1	(0.1)	—	—	—	—	—	1.0	—	1.0
–Stage 1	0.1	(0.1)	—	—	—	—	—	1.0	—	1.0
–Reverse repo agreements – non trading	5.4	0.6	0.1	1.1	—	—	—	0.1	—	7.3
–Stage 1	5.4	0.6	0.1	1.1	—	—	—	0.1	—	7.3
–Other financial assets at amortised cost	0.2	—	—	—	—	—	—		—	0.2
–Stage 1	0.2	—	—	—	—	—	—		—	0.2
Total financial assets at amortised cost	15.2	36.4	85.7	53.2	15.2	9.2	5.4	8.8	(0.9)	228.2
Financial assets at FVOCI:	3.5	2.2	0.3	—	—	—	—	—	—	6.0
–Stage 1	3.5	2.2	0.3	—	—	—	—	—	—	6.0
Total on balance sheet	62.9	38.6	86.0	53.2	15.2	9.2	5.4	8.8	(0.9)	278.4

Total off–balance sheet	0.1	7.2	6.9	6.5	4.9	2.1	0.4	3.7	(0.1)	31.7
–Stage 1	0.1	7.2	6.8	6.4	4.7	1.7	0.2	3.7	—	30.8
–Stage 2	—	—	0.1	0.1	0.2	0.4	0.1	—	(0.1)	0.8
–Stage 3	—	—	—	—	—	—	0.1	—	—	0.1
Total exposures	63.0	45.8	92.9	59.7	20.1	11.3	5.8	12.5	(1.0)	310.1

ECL
On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—		—
–Stage 1	—	—	—	—	—	—	—	—		—
Financial assets at amortised cost:
–Loans and advances to customers(2)	—	—	—	—	0.2	0.2	0.5	—		0.9
–Stage 1	—	—	—	—	0.1	—	—	—		0.1
–Stage 2	—	—	—	—	0.1	0.2	0.2	—		0.5
–Stage 3	—	—	—	—	—	—	0.3	—		0.3
Of which mortgages:	—	—	—	—	0.1	0.1	—	—		0.2
–Stage 1	—	—	—	—	—	—	—	—		—
–Stage 2	—	—	—	—	0.1	—	—	—		0.1
–Stage 3	—	—	—	—	—	0.1	—	—		0.1
–Loans and advances to banks	—	—	—	—				—		—
–Stage 1	—	—	—	—	—	—	—	—		—
–Reverse repo agreements – non trading	—	—	—	—	—	—	—	—		—
–Stage 1	—	—	—	—	—	—	—	—		—
–Other financial assets at amortised cost	—	—	—	—	—	—	—	—		—
–Stage 1	—	—	—	—	—	—	—	—		—
Total financial assets at amortised cost	—	—	—	—	0.2	0.2	0.5	—		0.9
Financial assets at FVOCI:	—	—	—	—	—	—	—	—		—
–Stage 1	—	—	—	—	—	—	—	—		—
Total on balance sheet	—	—	—	—	0.2	0.2	0.5	—		0.9

Total off–balance sheet	—	—	—	—	—	—	0.1	—		0.1
–Stage 1	—	—	—	—	—	—	—	—		—
–Stage 2	—	—	—	—	—	—	0.1	—		0.1
–Stage 3	—	—	—	—	—	—	—	—		—
Total ECL	—	—	—	—	0.2	0.2	0.6	—		1.0

	Santander UK risk grade								Total
	9	8	7	6	5	4	3 to 1	Other(1)
2022	%	%	%	%	%	%	%	%	%
Coverage ratio
On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Financial assets at amortised cost:
–Loans and advances to customers(2)	—	—	—	—	1.3	2.2	9.3	—	0.4
–Stage 1	—	—	—	—	0.9	—	—	—	0.1
–Stage 2	—	—	—	—	2.4	3.8	7.7	—	2.8
–Stage 3	—	—	—	—	—	—	13.0	—	13.0
Of which mortgages:	—	—	—	—	1.4	2.6	—	—	0.1
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	3.2	—	—	—	0.8
–Stage 3	—	—	—	—	—	100.0	—	—	5.9
–Loans and advances to banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Reverse repo agreements – non trading	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Other financial assets at amortised cost	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total financial assets at amortised cost	—	—	—	—	1.3	2.2	9.3	—	0.4
Financial assets at FVOCI:	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total on balance sheet	—	—	—	—	1.3	2.2	9.3	—	0.3

Total off–balance sheet	—	—	—	—	—	—	25.0	—	0.3
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	—	100.0	—	12.5
–Stage 3	—	—	—	—	—	—	—	—	—
Total coverage ratio	—	—	—	—	1.0	1.8	10.3	—	0.3

	Santander UK risk grade								Loss allowance
	9	8	7	6	5	4	3 to 1	Other(1)		Total
2021	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Exposures
On balance sheet
Cash and balances at central banks	48.1	—	—	—	—	—	—	—	—	48.1
–Stage 1	48.1	—	—	—	—	—	—	—	—	48.1
Financial assets at amortised cost:
–Loans and advances to customers⁽²⁾	9.0	32.5	84.5	48.0	12.8	10.2	6.0	8.0	(0.9)	210.1
–Stage 1	9.0	31.7	83.1	44.9	10.0	5.0	0.6	7.4	(0.1)	191.6
–Stage 2	—	0.8	1.4	3.1	2.8	5.2	2.8	0.3	(0.4)	16.0
–Stage 3	—	—	—	—	—	—	2.6	0.3	(0.4)	2.5
Of which mortgages:	9.0	29.7	79.3	42.5	6.4	4.7	3.1	—	(0.2)	174.5
–Stage 1	9.0	29.5	78.0	39.6	4.1	1.6	—	—	—	161.8
–Stage 2	—	0.2	1.3	2.9	2.3	3.1	1.3	—	(0.1)	11.0
–Stage 3	—	—	—	—	—	—	1.8	—	(0.1)	1.7
–Loans and advances to banks	0.2	0.2	0.8	—	—	—	—	—	—	1.2
–Stage 1	0.2	0.2	0.8	—	—	—	—	—	—	1.2
–Reverse repo agreements – non trading	9.7	0.1	1.1	0.6	—	—	—	1.2	—	12.7
–Stage 1	9.7	0.1	1.1	0.6	—	—	—	1.2	—	12.7
–Other financial assets at amortised cost	0.5	—	—	—	—	—	—	—	—	0.5
–Stage 1	0.5	—	—	—	—	—	—	—	—	0.5
Total financial assets at amortised cost	19.4	32.8	86.4	48.6	12.8	10.2	6.0	9.2	(0.9)	224.5
Financial assets at FVOCI:	3.6	2.1	0.2	—	—	—	—	—	—	5.9
–Stage 1	3.6	2.1	0.2	—	—	—	—	—	—	5.9
Total on balance sheet	71.1	34.9	86.6	48.6	12.8	10.2	6.0	9.2	(0.9)	278.5

Total off–balance sheet	0.1	7.2	7.0	6.8	4.5	1.3	0.5	10.3	—	37.7
–Stage 1	0.1	6.9	6.7	6.6	4.3	1.0	0.2	10.3	—	36.1
–Stage 2	—	0.3	0.3	0.2	0.2	0.3	0.2	—	—	1.5
–Stage 3	—	—	—	—	—	—	0.1	—	—	0.1
Total exposures	71.2	42.1	93.6	55.4	17.3	11.5	6.5	19.5	(0.9)	316.2

ECL
On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Financial assets at amortised cost:
–Loans and advances to customers⁽²⁾	—	—	—	—	0.2	0.1	0.6	—	0.9
–Stage 1	—	—	—	—	0.1	—	—	—	0.1
–Stage 2	—	—	—	—	0.1	0.1	0.2	—	0.4
–Stage 3	—	—	—	—	—	—	0.4	—	0.4
Of which mortgages:	—	—	—	—	—	0.1	0.1	—	0.2
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	0.1	—	—	0.1
–Stage 3	—	—	—	—	—	—	0.1	—	0.1
–Loans and advances to banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Reverse repo agreements – non trading	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Other financial assets at amortised cost	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total financial assets at amortised cost	—	—	—	—	0.2	0.1	0.6	—	0.9
Financial assets at FVOCI:	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total on balance sheet	—	—	—	—	0.2	0.1	0.6	—	0.9

Total off–balance sheet	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	—	—	—	—
–Stage 3	—	—	—	—	—	—	—	—	—
Total ECL	—	—	—	—	0.2	0.1	0.6	—	0.9

2021	%	%	%	%	%	%	%	%	%
Coverage ratio
On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Financial assets at amortised cost:
–Loans and advances to customers⁽²⁾	—	—	—	—	1.6	1.0	10.0	—	0.4
–Stage 1	—	—	—	—	1.0	—	—	—	0.1
–Stage 2	—	—	—	—	3.6	1.9	7.1	—	2.5
–Stage 3	—	—	—	—	—	—	15.4	—	16.0
Of which mortgages:	—	—	—	—	—	2.1	3.2	—	0.1
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	3.2	—	—	0.9
–Stage 3	—	—	—	—	—	—	5.6	—	5.9
–Loans and advances to banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Reverse repo agreements – non trading	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Other financial assets at amortised cost	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total financial assets at amortised cost	—	—	—	—	1.6	1.0	10.0	—	0.4
Financial assets at FVOCI:	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total on balance sheet	—	—	—	—	1.6	1.0	10.0	—	0.3

Total off–balance sheet	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	—	—	—	—
–Stage 3	—	—	—	—	—	—	—	—	—
Total coverage ratio	—	—	—	—	1.2	0.9	9.2	—	0.3
(1)Includes cash at hand and smaller cases mainly in the Consumer (auto) finance and commercial mortgages portfolios, as well as loans written as part of the Covid-19 support schemes. We use scorecards for these items, rather than rating models.
(2)Includes interest we have charged to the customer’s account and accrued interest we have not charged to the account yet.
Credit performance (audited)

	Customer Loans							Gross write- offs	Loan Loss Allowances
	Total		Stage 1		Stage 2		Stage 3
2022	£bn	£bn	%	£bn	%	£bn	%	£m	£m
Retail Banking	191.8	175.4	91.4	14.4	7.5	2.0	1.10	113	502
– Homes - Mortgages	184.3	169.1	91.7	13.4	7.3	1.8	1.00	3	248
– EDB - Credit Cards	2.5	2.1	85.7	0.3	12.9	0.1	2.53	40	120
– EDB - Other(1)	5.0	4.2	82.8	0.7	13.0	0.1	4.30	70	134
Consumer Finance(2)	5.4	5.0	93.0	0.4	6.5	—	0.54	19	67
CCB	18.5	14.5	78.3	3.5	18.8	0.5	3.08	24	362
Corporate Centre	—	—	—	—	—	—	—	—	—
Total Drawn	215.7	194.9	90.4	18.3	8.5	2.5	1.26	156	931
Retail Banking	21.7	21.1		0.5		0.1		—	42
– Homes - Mortgages	8.0	7.9		0.1		—		—	3
– EDB - Credit Cards	10.2	10.1		0.1		—		—	10
– EDB - Other(1)	3.5	3.1		0.3		0.1		—	29
Consumer Finance(2)	0.4	0.4		—		—		—	—
CCB	9.7	9.3		0.4		—		—	32
Corporate Centre	—	—		—		—		—	—
Total Undrawn	31.8	30.8		0.9		0.1		—	74
Total	247.5	225.7		19.2		2.6		156	1,005

2021	£bn	£bn	%	£bn	%	£bn	%	£m	£m
Retail Banking	183.0	169.2	92.5	11.7	6.4	2.1	1.10	107	367
– Homes - Mortgages	174.7	161.8	92.6	11.1	6.4	1.8	1.00	5	185
– EDB - Credit Cards	2.4	2.2	91.7	0.2	7.7	—	2.54	39	82
–EDB - Other	5.9	5.2	88.1	0.4	6.6	0.3	4.90	63	100
Consumer Finance	5.0	4.8	96.0	0.2	4.0	—	0.48	25	52
CCB	19.3	13.9	72.0	4.6	23.9	0.8	4.28	58	408
Corporate Centre	—	—	—	—	—	—	—	—	—
Total Drawn	207.3	187.9	90.6	16.5	7.9	2.9	1.45	190	827
Retail Banking	29.4	29.2		0.2		—		—	21
– Homes - Mortgages	16.0	15.9		0.1		—		—	5
– EDB - Credit Cards	9.9	9.9		—		—		—	7
–EDB - Other	3.5	3.4		0.1		—		—	9
Consumer Finance	0.3	0.3		—		—		—	—
CCB	8.0	6.7		1.3		—		—	17
Corporate Centre	—	—		—		—		—	—
Total Undrawn	37.7	36.2		1.5		—		—	38
Total	245.0	224.1		18.0		2.9		190	865

(1)EDB - Other includes £2.5bnof BBLS lending (£2.4bn is BBLS with 100% Government Guarantee), £2.0bn unsecured personal loans and£0.5bn overdrafts.
(2)Consumer Finance - 84% of lending is collateralised on the vehicle.

For more on the credit performance of our key portfolios by business segment, see the credit risk review section for each business segment.
Credit quality (audited)
Total on-balance sheet exposures at 31 December 2022 comprised £215.7bn of customer loans, loans and advances to banks of £1.0bn, £7.5bn of sovereign assets measured at amortised cost £6.0bn of assets measured at FVOCI, and £44.2bn of cash and balances at central banks.

	Stage 1	Stage 2	Stage 3	Total
2022	£m	£m	£m	£m
Exposures
On-balance sheet
Retail Banking	175,365	14,399	2,072	191,836
– Homes - Mortgages	169,066	13,424	1,827	184,317
– EDB - Credit Cards	2,192	328	37	2,557
– EDB - Other	4,107	647	208	4,962
Consumer Finance	5,005	350	29	5,384
CCB	14,507	3,476	535	18,518
Corporate Centre	58,710	—	—	58,710
Total on-balance sheet	253,587	18,225	2,636	274,448
Off-balance sheet
Retail Banking(1)	21,175	490	56	21,721
– Homes - Mortgages	7,899	109	21	8,029
– EDB - Credit Cards	10,137	122	29	10,288
– EDB - Other	3,139	259	6	3,404
Consumer Finance	356	—	—	356
CCB	9,310	412	37	9,759
Corporate Centre	—	—	—	—
Total off-balance sheet(2)	30,841	902	93	31,836
Total exposures	284,428	19,127	2,729	306,284

ECL
On-balance sheet
Retail Banking	56	295	151	502
– Homes - Mortgages	23	130	95	248
– EDB - Credit Cards	14	85	21	120
– EDB - Other	19	80	35	134
Consumer Finance	19	27	21	67
CCB	69	155	138	362
Corporate Centre	—	—	—	—
Total on-balance sheet	144	477	310	931
Off-balance sheet
Retail Banking	12	28	2	42
– Homes - Mortgages	2	1	—	3
– EDB - Credit Cards	3	6	1	10
– EDB - Other	7	21	1	29
Consumer Finance	—	—	—	—
CCB	14	11	7	32
Corporate Centre	—	—	—	—
Total off-balance sheet	26	39	9	74
Total ECL	170	516	319	1,005

Coverage ratio(3)%		%	%	%
On-balance sheet
Retail Banking	—	2.0	7.3	0.3
– Homes - Mortgages	—	1.0	5.2	0.1
– EDB - Credit Cards	0.6	25.9	56.8	4.7
– EDB - Other	0.5	12.4	16.8	2.7
Consumer Finance	0.4	7.7	72.4	1.2
CCB	0.5	4.5	25.8	2.0
Corporate Centre	—	—	—	—
Total on-balance sheet	0.1	2.6	11.8	0.3
Off-balance sheet
Retail Banking	0.1	5.7	3.6	0.2
– Homes - Mortgages	—	0.9	—	—
– EDB - Credit Cards	—	4.9	3.4	0.1
– EDB - Other	0.2	8.1	16.7	0.9
Consumer Finance	—	—	—	—
CCB	0.2	2.7	18.9	0.3
Corporate Centre	—	—	—	—
Total off-balance sheet	0.1	4.3	9.7	0.2
Total coverage	0.1	2.7	11.7	0.3
(1)Off-balance sheet exposures include£2.8bn of residential mortgage offers in the pipeline.
(2)Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 31.
(3)ECL as a percentage of the related exposure.
Total on-balance sheet exposures at 31 December 2021 comprised £207.3bn of customer loans, loans and advances to banks of £1.2bn, £13.2bn of sovereign assets measured at amortised cost, £5.9bn of assets measured at FVOCI, and £48.1bn of cash and balances at central banks.

	Stage 1	Stage 2	Stage 3	Total
2021	£m	£m	£m	£m
Exposures
On-balance sheet
Retail Banking	169,255	11,646	2,122	183,023
– Homes - Mortgages	161,845	11,071	1,796	174,712
– EDB - Credit Cards	2,125	181	35	2,341
– EDB - Other	5,285	394	291	5,970
Consumer Finance	4,760	200	24	4,984
CCB	13,890	4,602	790	19,282
Corporate Centre	68,349	—	—	68,349
Total on-balance sheet	256,254	16,448	2,936	275,638
Off-balance sheet
Retail Banking(1)	29,123	204	45	29,372
–Homes - Mortgages	15,851	81	19	15,951
– EDB - Credit Cards	9,887	49	24	9,960
– EDB - Other	3,385	74	2	3,461
Consumer Finance	314	—	—	314
CCB	6,675	1,312	36	8,023
Corporate Centre	—	—	—	—
Total off-balance sheet(2)	36,112	1,516	81	37,709
Total exposures	292,366	17,964	3,017	313,347

ECL
On-balance sheet
Retail Banking	52	178	137	367
– Homes - Mortgages	8	88	89	185
– EDB - Credit Cards	15	47	20	82
– EDB - Other	29	43	28	100
Consumer Finance	18	17	17	52
CCB	45	119	244	408
Corporate Centre	—	—	—	—
Total on-balance sheet	115	314	398	827
Off-balance sheet
Retail Banking	12	8	1	21
– Homes - Mortgages	5	—	—	5
– EDB - Credit Cards	3	3	1	7
– EDB - Other	4	5	—	9
Consumer Finance	—	—	—	—
CCB	5	8	4	17
Total off-balance sheet	17	16	5	38
Total ECL	132	330	403	865

Coverage ratio(3)%		%	%	%
On-balance sheet
Retail Banking	—	1.5	6.5	0.2
– Homes - Mortgages	—	0.8	5.0	0.1
– EDB - Credit Cards	0.7	26.0	57.1	3.5
– EDB - Other	0.5	10.9	9.6	1.7
Consumer Finance	0.4	8.5	70.8	1.0
CCB	0.3	2.6	30.9	2.1
Corporate Centre	—	—	—	—
Total on-balance sheet	—	1.9	13.6	0.3
Off-balance sheet
Retail Banking	—	3.9	2.2	0.1
– Homes - Mortgages	—	0.0	—	—
– EDB - Credit Cards	—	6.1	4.2	0.1
– EDB - Other	0.1	6.8	—	0.3
Consumer Finance	—	—	—	—
CCB	0.1	0.6	11.1	0.2
Total off-balance sheet	—	1.1	6.2	0.1
Total coverage	—	1.8	13.4	0.3
(1)Off-balance sheet exposures include £10.6bn of residential mortgage offers in the pipeline.
(2)Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 31.
(3)ECL as a percentage of the related exposure.
2022 compared to 2021
The ECL provision at 31 December 2022 increased by £140m to £1.0bn (2021: £0.9bn). Notable changes to ECL in 2022 which impacted credit impairment were:
–Corporate Covid-19 related JAs:: net release of £175m. All corporate sector staging JAs related to Covid-19 released, resulting in £0.4bn movement of corporate Stage 3 loans to Stage 2.
–Economic scenarios and weights: charge of £163m. Updated economic scenarios with expectations for higher base rate and lower house prices in 2023
–Corporate sector staging risks: charge of £61m. JAs to reflect the corporate lending risks for sectors and counterparties which are most susceptible to increased inflation, energy prices and input costs alongside potentially lower demand. As a result, £1.4bn of higher risk Stage 1 loans were moved to Stage 2, and probability of defaults increased on some Stage 2 loans following an assessment of the client and sector risks.
–Affordability of retail lending repayments: charge of £44m. JAs to account for the potential repayment affordability risk among those customers with low disposable income. After stressing for inflation, £0.2bn of unsecured loans, overdrafts and credit cards moved from Stage 1 to Stage 2. In addition, £5.0bn of mortgages moved from Stage 1 to Stage 2 following an assessment of customer indebtedness.
–Write-offs against provision: Gross write-off utilisation of £157m (2021: £191m).

Key movements in exposures and ECL in the period by Stage were:
–The reduction in Stage 1 exposures arose mainly from changes in Corporate Centre. This reduction was partially offset by the growth in the mortgage portfolio and Corporate & Commercial Banking. The Stage 1 ECL increased mainly due to the increase in Corporate & Commercial Banking as a result of unwinding the Corporate lending to segments affected by Covid-19 JA that placed more vulnerable accounts into Stage 2.
–Total Stage 2 exposures increased due to the implementation of cost of living JAs to cover the affordability risk associated with the increase in interest rates and energy pries. This included a portion of the mortgage and unsecured lending portfolios from Stage 1 to Stage 2. This was partially offset by the unwinding of the Corporate lending to segments affected by Covid-19 JAs. In Retail Banking, Stage 2 exposures increased due to the implementation of cost of living JAs to cover the affordability risk associated with the increase in interest rates and energy prices. Stage 2 ECL increased due to a worsening in the economic outlook with the inclusion of an inflationary pressure scenario. Retail Banking Stage 2 ECL also increased due to affordability risk JAs.
–Stage 3 exposures and ECL reduced due to releasing the Stage 2-3 Corporate lending to segments affected by Covid-19 JAs. Stage 3 exposures and ECL remained fairly stable across the Retail Banking portfolio.
Stage 2 analysis (audited)
The following table analyses our Stage 2 exposures and ECL by the reason the exposure is classified as Stage 2.

2022		PD deterioration	Forbearance	Other	30 DPD	Mortgage affordability	Retail Unsecured affordability	High risk corporate	Total
Retail Banking Homes - Mortgages	Exposure £m	7,310	449	241	463	4,961	—	—	13,424
	ECL £m	86	2	5	10	27	—	—	130
	Coverage %	1.2	0.4	2.1	2.2	0.5	—	—	1.0
Retail Banking EDB - Credit Cards	Exposure £m	239	—	22	8	—	59	—	328
	ECL £m	63	—	4	4	—	14	—	85
	Coverage %	26.4	—	18.2	50.0	—	23.7	—	25.9
Retail Banking EDB - Other	Exposure £m	304	—	26	178	—	139	—	647
	ECL £m	43	—	6	14	—	17	—	80
	Coverage %	14.1	—	23.1	7.9	—	12.2	—	12.4
Consumer Finance	Exposure £m	159	—	164	27	—	—	—	350
	ECL £m	11	—	6	10	—	—	—	27
	Coverage %	6.9	—	3.7	37.0	—	—	—	7.7
CCB	Exposure £m	1,548	64	684	214	—	—	966	3,476
	ECL £m	81	4	1	10	—	—	59	155
	Coverage %	5.2	6.3	0.1	4.7	—	—	6.1	4.5
Corporate Centre	Exposure £m	—	—	—	—	—	—	—	—
	ECL £m	—	—	—	—	—	—	—	—
	Coverage %	—	—	—	—	—	—	—	—
Total Drawn	Exposure £m	9,560	513	1,137	890	4,961	198	966	18,225
	ECL £m	284	6	22	48	27	31	59	477
	Coverage %	3.0	1.2	1.9	5.4	0.5	15.7	6.1	2.6
Undrawn	ECL £m	19	—	8	6	—	4	2	39
Total Reported	Exposure £m	10,323	625	1,116	937	4,961	199	966	19,127
	ECL £m	303	6	30	54	27	35	61	516

2021
Retail Banking Homes - Mortgages	Exposure £m	5,091	650	600	489	4,241	—	—	11,071
	ECL £m	57	4	2	7	18	—	—	88
	Coverage %	1.1	0.6	0.3	1.4	0.4	—	—	0.8
Retail Banking EDB - Credit Cards	Exposure £m	160	—	13	7	—	—	—	180
	ECL £m	41	—	2	4	—	—	—	47
	Coverage %	25.6	—	15.4	57.1	—	—	—	26.1
Retail Banking EDB - Other	Exposure £m	150	—	6	239	—	—	—	395
	ECL £m	22	—	1	20	—	—	—	43
	Coverage %	14.7	—	16.7	8.4	—	—	—	10.9
Consumer Finance	Exposure £m	42	11	130	17	—	—	—	200
	ECL £m	6	2	4	5	—	—	—	17
	Coverage %	14.3	18.2	3.1	29.4	—	—	—	8.5
CCB	Exposure £m	463	272	445	313	—	—	3,109	4,602
	ECL £m	19	8	17	1	—	—	74	119
	Coverage %	4.1	2.9	3.8	0.3	—	—	2.4	2.6
Corporate Centre	Exposure £m	—	—	—	—	—	—	—	—
	ECL £m	—	—	—	—	—	—	—	—
	Coverage %								—
Total Drawn	Exposure £m	5,906	933	1,194	1,065	4,241	—	3,109	16,448
	ECL £m	145	14	26	37	18	—	74	314
	Coverage %	2.5	1.5	2.2	3.5	0.4	—	2.4	1.9
Undrawn	ECL £m	8	1	1	2	—	—	4	16
Total Reported	Exposure £m	6,373	1,004	1,302	1,183	4,272	—	3,830	17,964
	ECL £m	153	15	27	39	18	—	78	330
Where balances satisfy more than one of the criteria above for determining a SICR, we have assigned the corresponding gross carrying amount and ECL in order of the categories presented.
The following table analyses our Stage 2 exposures and the related ECL by whether or not they are in a cure period at the balance sheet date:

	2022			2021
	Exposure	ECL	Coverage	Exposure	ECL	Coverage
	£m	£m	%	£m	£m	%
Stage 2 not in cure period	13,001	439	3.4	13,302	286	2.2
Stage 2 in cure period (for transfer to Stage 1)	6,126	77	1.3	4,662	44	0.9
	19,127	516	2.7	17,964	330	1.8
2022 compared to 2021
The accounts in a cure period increased in 2022 due to the introduction of the Unsecured Affordability JA and an increase in the number of accounts falling in scope for the Mortgage affordability JA. Accounts which have been moved into Stage 2 due to a JA are assumed to not be in a cure period.
Stage 3 analysis (audited)
The following table analyses our Stage 3 exposures and the related ECL by whether or not they are in a cure period at the balance sheet date.

	2022			2021
	Exposure	ECL	Coverage	Exposure	ECL	Coverage
	£m	£m	%	£m	£m	%
Stage 3 not in cure period	2,415	285	11.8	N/A	N/A	N/A
Stage 3 in cure period (for transfer to Stage 2)	314	34	10.8	N/A	N/A	N/A
	2,729	319	11.7	3,017	403	13.4

2022 compared to 2021
Following the implementation of a new regulatory definition of default in early 2022, we introduced a cure period criteria for Stage 3 assets. We did not have any cure period criteria for Stage 3 at 31 December 2021 and as the change in definition was a change in estimate the prior periods were not amended.
Reconciliation of exposures, loss allowance and net carrying amounts (audited)
The table below shows the relationships between disclosures in this Credit risk review section which refer to drawn exposures and the associated ECL, and the total assets as presented in the Consolidated Balance Sheet. The Credit risk review disclosures exclude Joint ventures, as they carry low credit risk and therefore have an immaterial ECL, and Other items, mainly accrued interest that we have not yet charged to the customer's account, and cash collateral.

	On-balance sheet			Off-balance sheet
	Exposures	Loss allowance	Net carrying amount	Exposures	Loss allowance
2022	£m	£m	£m	£m	£m
Retail Banking	191,836	502	191,334	21,721	42
–Homes - Mortgages(1)	184,317	248	184,069	8,029	3
–EDB - Credit Cards(2)	2,557	120	2,437	10,288	10
–EDB - Other(3)	4,962	134	4,828	3,404	29
Consumer Finance	5,384	67	5,317	356	—
Corporate & Commercial Banking	18,518	362	18,156	9,759	32
Corporate Centre	58,710	—	58,710	—	—
Total exposures presented in Credit Quality tables	274,448	931	273,517	31,836	74
Joint ventures			4,164
Other items			745
Adjusted net carrying amount			278,426
Assets classified at FVTPL			2,536
Non-financial assets(3)			4,251
Total assets per the Consolidated Balance Sheet			285,213

2021
Retail Banking	183,023	367	182,656	29,372	21
–Homes(1)	174,712	185	174,527	15,951	5
–EDB - Credit Cards(2)	2,341	82	2,259	9,960	7
–EDB - Other(3)	5,970	100	5,870	3,461	9
Consumer Finance	4,984	52	4,932	314	—
Corporate & Commercial Banking	19,282	408	18,874	8,023	17
Corporate Centre	68,349	—	68,349	—	—
Total exposures presented in Credit Quality tables	275,638	827	274,810	37,709	38
Joint ventures			3,079
Other items			553
Adjusted net carrying amount			278,442
Assets classified at FVTPL			1,866
Non-financial assets(3)			6,790
Total assets per the Consolidated Balance Sheet			287,098
(1)Off-balance sheet exposures include offers in the pipeline and undrawn flexible mortgages products.
(2)Off-balance sheet exposures include credit cards.
(3)Non-financial assets include £(2,657)m (2021: £77m) of Macro hedge of interest rate risk.
Movement in total exposures and the corresponding ECL(audited)
The following table shows changes in total on and off-balance sheet exposures, subject to ECL assessment, and the corresponding ECL, in the period. The table presents total gross carrying amounts and ECLs at a Santander UK group level. We present segmental views in the sections below.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	292,366	132	17,964	330	3,017	403	313,347	865
Transfers from Stage 1 to Stage 2(3)	(9,100)	(25)	9,100	25	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	7,207	133	(7,207)	(133)	—	—	—	—
Transfers to Stage 3(3)	(621)	(4)	(624)	(32)	1,245	36	—	—
Transfers from Stage 3(3)	10	1	758	150	(768)	(151)	—	—
Transfers of financial instruments	(2,504)	105	2,027	10	477	(115)	—	—
Net ECL remeasurement on stage transfer(4)	—	(110)	—	98	—	110	—	98
Change in economic scenarios(2)	—	37	—	123	—	3	—	163
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	48,194	42	1,119	76	64	24	49,377	142
Redemptions, repayments and assets sold(7)	(54,546)	(35)	(2,065)	(60)	(950)	(35)	(57,561)	(130)
Changes in risk parameters and other movements(6)	918	(1)	82	(61)	375	86	1,375	24
Assets written off(7)	—	—	—	—	(254)	(157)	(254)	(157)
At 31 December 2022	284,428	170	19,127	516	2,729	319	306,284	1,005
Net movement in the period	(7,938)	38	1,163	186	(288)	(84)	(7,063)	140

ECL charge/(release) to the Income Statement		38		186		73		297
Less: Discount unwind		—		—		(13)		(13)
Less: Recoveries net of collection costs		—		—		36		36
Total ECL charge/(release) to the Income Statement		38		186		96		320
Discontinued operations ECL adjustment		—		—		—		—
ECL charge/(release) to the Income Statement from continued operations		38		186		96		320

At 1 January 2021	301,413	216	18,336	592	2,996	569	322,745	1,377
Transfers from Stage 1 to Stage 2(3)	(6,805)	(9)	6,805	9	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	5,883	167	(5,883)	(167)	—	—	—	—
Transfers to Stage 3(3)	(571)	(3)	(532)	(20)	1,103	23	—	—
Transfers from Stage 3(3)	14	2	456	62	(470)	(64)	—	—
Transfers of financial instruments	(1,479)	157	846	(116)	633	(41)	—	—
Net remeasurement of ECL on stage transfer(4)	—	(133)	—	26	—	64	—	(43)
Change in economic scenarios(2)	—	(7)	—	(151)	—	(12)	—	(170)
New lending and assets purchased(5)	50,862	31	936	26	25	19	51,823	76
Redemptions, repayments and assets sold(7)	(63,658)	(70)	(3,442)	(67)	(519)	(68)	(67,619)	(205)
Changes in risk parameters and other movements(6)	5,228	(62)	1,288	20	179	63	6,695	21
Assets written off(7)	—	—	—	—	(297)	(191)	(297)	(191)
At 31 December 2021	292,366	132	17,964	330	3,017	403	313,347	865
Net movement in the period	(9,047)	(84)	(372)	(262)	21	(166)	(9,398)	(512)

ECL charge/(release) to the Income Statement		(84)		(262)		25		(321)
Less: Discount unwind		—		—		(11)		(11)
Less: Recoveries net of collection costs		—		—		88		88
Total ECL charge/(release) to the Income Statement		(84)		(262)		102		(244)
Discontinued operations ECL adjustment		11		—		—		11
ECL charge/(release) to the Income Statement from continued operations		(73)		(262)		102		(233)
(1)Exposures that have attracted an ECL, and as reported in the Credit Quality table above.
(2)Changes to assumptions in the period. Isolates the impact on ECL from changes to the economic variables for each scenario, the scenarios themselves, and the probability weights from all other movements. Also includes the impact of quarterly revaluation of collateral. The impact of changes in economics on exposure Stage allocations are shown in Transfers of financial instruments.
(3)Total impact of facilities that moved Stage(s) in the period. This means, for example, that where risk parameter changes (model inputs) or model changes (methodology) result in a facility moving Stage, the full impact is reflected here (rather than in Other). Stage flow analysis only applies to facilities that existed at both the start and end of the period. Transfers between Stages are based on opening balances and ECL at the start of the period.
(4)Relates to the revaluation of ECL following the transfer of an exposure from one Stage to another.
(5)Exposures and ECL of facilities that did not exist at the start of the period but did at the end. Amounts in Stage 2 and 3 represent assets which deteriorated in the period after origination in Stage 1.
(6)Residual movements on existing facilities that did not change Stage in the period, and which were not acquired in the period. Includes the net increase or decrease in the period of cash at central banks, the impact of changes in risk parameters in the period, unwind of discount rates and increases in ECL requirements of accounts which ultimately were written off in the period.
(7)Exposures and ECL for facilities that existed at the start of the period but not at the end.
COUNTRY RISK EXPOSURES (AUDITED)
We manage our country risk exposure under our global limits framework. We set our Risk Appetite for each country, taking into account factors that may affect its risk profile. These can include political events, macroeconomics and the nature of the risk. We actively manage exposures if we need to.
The tables below show our total exposures, which are the total of balance sheet and off–balance sheet values. We calculate balance sheet values in line with IFRS (i.e. after netting allowed under IAS 32) except for credit provisions which we add back. Off–balance sheet values are undrawn facilities and letters of credit. We classify location by country of risk – the country where each client has its main business or assets. That is unless there is a full risk transfer guarantee in place. If so, we use the guarantor’s country of domicile. If a client has operations in many countries, we use their country of incorporation. The table below excludes balances with other Banco Santander group members. We show them separately in the section that immediately follows.

	2022						2021
		Financial institutions						Financial institutions
	Governments	Banks(1)	Other	Retail	Corporate	Total(2)	Governments	Banks(1)	Other	Retail	Corporate	Total(2)
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Eurozone
Ireland	—	—	2.3	—	0.1	2.4	—	—	5.3	—	—	5.3
Spain	—	—	—	—	—	—	—	—	—	—	0.1	0.1
France	0.1	0.8	0.5	—	—	1.4	0.1	0.3	0.2	—	—	0.6
Germany	—	0.3	—	—	0.1	0.4	—	0.4	—	—	—	0.4
Luxembourg	—	—	—	—	—	—	—	—	0.1	—	—	0.1
Other(3)	0.3	0.5	—	—	—	0.8	0.3	0.8	—	—	—	1.1
	0.4	1.6	2.8	—	0.2	5.0	0.4	1.5	5.6	—	0.1	7.6
Other countries
UK	44.1	1.8	5.8	217.3	26.9	295.9	47.9	2.0	9.3	215.1	28.7	303.0
US	0.1	0.9	0.1	—	—	1.1	0.5	0.8	—	—	—	1.3
Japan	1.1	0.3	—	—	—	1.4	1.0	0.2	—	—	—	1.2
Switzerland	1.2	—	—	—	—	1.2	—	—	—	—	—	—
Other	0.1	0.7	0.2		0.5	1.5	0.3	0.2	0.1	—	0.1	0.7
	46.6	3.7	6.1	217.3	27.4	301.1	49.7	3.2	9.4	215.1	28.8	306.2
Total	47.0	5.3	8.9	217.3	27.6	306.1	50.1	4.7	15.0	215.1	28.9	313.8
(1)Excludes balances with central banks.
(2)Excludes cash at hand, interests in other entities, intangible assets, property, plant and equipment, tax assets, retirement benefit assets and other assets.
1.Includes The Netherlands £0.1bn (2021: £0.2bn), Belgium £0.6bn (2021: £0.7bn), and Finland £0.1bn (2021: £nil).
Balances with other Banco Santander group members (audited)
We deal with other Banco Santander group members in the ordinary course of business. We do this where we have a particular business advantage or expertise and where they can offer us commercial opportunities. These transactions also arise where we support the activities of, or with, larger multinational corporate clients and financial institutions which may deal with other Banco Santander group members. We conduct these activities on the same terms as for similar transactions with third parties, and in a way that manages the credit risk within limits acceptable to the Board and the PRA.
At 31 December 2022 and 31 December 2021, we had gross balances with other Banco Santander group members as follows:

	2022				2021
	Financial institutions				Financial institutions
	Banks	Other	Corporate	Total	Banks	Other	Corporate	Total
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Assets
Spain	1.4	—	—	1.4	0.8	—	—	0.8
UK	—	4.2	—	4.2	—	3.3	—	3.3
	1.4	4.2	—	5.6	0.8	3.3	—	4.1
Liabilities
Spain	1.7	0.1	—	1.8	1.2	0.1	—	1.3
UK	—	15.6	—	15.6	—	12.1	—	12.1
Uruguay	—	—	—	—	0.1	—	—	0.1
	1.7	15.7	—	17.4	1.3	12.2	—	13.5
RETAIL BANKING – CREDIT RISK REVIEW
We provide detailed credit risk analysis for Retail Banking in separate sections below for Homes, our largest portfolio, and our Everyday Banking portfolio.
RETAIL BANKING: HOMES – CREDIT RISK REVIEW
We offer mortgages to people who want to buy a property and offer additional borrowing (known as further advances) to existing mortgage customers. The property must be in the UK
Borrower profile (audited)

	Stock				New business
	2022		2021		2022		2021
	£m	%	£m	%	£m	%	£m	%
Home movers(1)	76,357	41	74,657	42	12,221	36	13,537	43
Remortgagers(2)	53,190	29	50,645	29	10,644	31	8,031	25
First-time buyers	37,971	21	34,517	20	8,129	24	6,206	19
Buy-to-let	16,799	9	14,893	9	3,133	9	4,239	13
	184,317	100	174,712	100	34,127	100	32,013	100
(1)'Home movers’ include both existing customers moving house and taking out a new mortgage with us, and customers who switch their mortgage to us when they move house.
(2)'Remortgagers’ are new customers who are taking a new mortgage with us
As well as the new business above, there were £24.9bn (2021: £29.8bn) of remortgages where we moved customers with maturing products onto new mortgages. We also provided £1.2bn (2021: £1.4bn) of further advances and flexible mortgage drawdowns. 81% (2021: 83%) of customers with a maturing mortgage were retained, which applied to mortgages four months post maturity and calculated as a 12-month average of retention rates to September.
2022 compared to 2021
In 2022, mortgage asset stock increased across all sectors, with the stock borrower profile unchanged. Our new business increased, mainly in remortgages, reflecting market conditions and strong demand from first time buyers, driven by customers securing fixed rate products in a rising interest rate environment. In 2022, we helped first-time buyers buy their new home with £8.1bn of gross lending (2021: £6.2bn).
Interest rate profile (audited)
The interest rate profile of our maturing mortgage asset stock was:

	2022		2021
	£m	%	£m	%
Fixed rate	163,622	89	147,147	84
Of which maturing:
–< 12 months	38,233	21	29,644	17
–Later than 1 year but no later than 3 years	38,213	21	40,967	23
–Later than 3 years but no later than 4 years	24,310	13	24,074	14
–Later than 4 years but no later than 5 years	24,888	14	21,140	12
–Later than 5 years	37,978	21	31,322	18
Variable rate	12,430	7	17,010	10
Standard Variable Rate (SVR)	5,645	3	7,836	4
Follow on Rate (FoR)	2,620	1	2,719	2
	184,317	100	174,712	100
2022 compared to 2021
In 2022 , we continued to see customers refinance from variable rate and SVR to fixed rate products influenced by the rapid increases in interest rates and the competitive mortgage market. Within fixed rate products, we continued to see an increase in the proportion of 5 year fixed rate mortgages in 2022.
Geographical distribution (audited)
The geographical distribution of our mortgage asset stock and new business was:

	Stock		New business
	2022	2021	2022	2021
Region	£bn	£bn	£bn	£bn
London	47.0	44.6	8.3	8.3
Midlands and East Anglia	25.6	23.8	5.3	4.7
North	24.4	23.1	4.7	3.8
Northern Ireland	2.9	3.0	0.3	0.3
Scotland	6.8	6.6	1.2	1.0
South East excluding London	58.4	55.5	10.6	10.5
South West, Wales and other	19.2	18.1	3.7	3.4
	184.3	174.7	34.1	32.0
2022 compared to 2021
The portfolio's geographical distribution continued to represent a broad footprint across the UK, with a concentration around London and the South East. The loan-to-income multiple of mortgage lending in the year, based on average earnings of new business at inception, was 3.35 (2021: 3.35).
Mortgage loan size (audited)
The split of our mortgage asset by size was:

Mortgage loan size	2022	2021
>£1.0m	2%	2%
£0.5m to £1.0m	10%	9%
£0.25m to £0.5m	31%	30%
<£0.25m	57%	59%
Average loan size (stock)	£183k	£174k
Average loan size (new business)	£237k	£234k
Loan-to-value analysis (audited)
This table shows the LTV distribution for the gross carrying amount and the related ECL of our total mortgage portfolio and Stage 3 mortgages, and new business. We also show the collateral value and average LTV. We use our estimate of the property value at the balance sheet date and include fees that have been added to the loan. For flexible products, we only include the drawn amount, not undrawn limits.

	2022					2021
	Stock		Stage 3		New	Stock		Stage 3		New
	Total	ECL	Total	ECL	Business	Total	ECL	Total	ECL	Business
LTV	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Up to 50%	87,379	37	1,111	14	4,890	78,911	25	942	9	4,997
>50-60%	35,664	29	283	11	4,014	30,328	22	301	10	4,379
>60-70%	33,868	50	197	16	6,104	32,803	25	227	11	6,517
>70-80%	17,824	45	110	15	10,094	24,217	30	154	14	10,242
>80-90%	7,339	29	42	9	6,002	6,565	21	68	10	4,558
>90-100%	1,873	17	32	9	2,999	1,360	16	39	9	1,270
>100%	370	45	52	21	24	528	51	65	26	50
	184,317	252	1,827	95	34,127	174,712	190	1,796	89	32,013
Collateral value (1)	184,269		1,818		34,126	174,637		1,784		32,012

	%		%		%	%		%		%
Average LTV - Balance weighted(2)(3)	50		47		69	52		51		66
(1)Collateral value is limited to the balance of each loan and excludes the impact of any over-collateralisation. Includes collateral against loans in negative equity of £323m (2021: £455m).
(2)Balance weighted LTV = (Loan 1 balance x (Loan 1 Balance/Loan 1 latest property valuation) + (Loan 2 balance x (loan 2 balance/Loan 2 latest property valuation)+ ...) /(Loan 1 balance + Loan 2 balance+...).
(3)Simple average stock LTV 39% (2021: 41%).

At 31 December 2022, the parts of loans in negative equity which were effectively uncollateralised before deducting loss allowances was £48m (2021: £75m). The balance weighted average LTV of new business in the period in London was 66% (2021: 64%).
31 December 2022 compared to 31 December 2021
There were no significant changes in collateral quality in 2022. Despite economic pressures, balance weighted average LTVs were broadly flat over the period. We monitor the LTV profile of new lending and take action as needed to ensure the LTV mix of completions is appropriate.
Credit performance (audited)

	2022	2021
	£m	£m
Mortgage loans and advances to customers of which:	184,317	174,712
–Stage 1	169,066	161,845
–Stage 2	13,424	11,071
–Stage 3	1,827	1,796
Loss allowances(1)	251	190

	%	%
Stage 1 ratio(2)	91.73	92.64
Stage 2 ratio(2)	7.28	6.34
Stage 3 ratio(3)	1.00	1.04
(1)The ECL allowance is for both on and off–balance sheet exposures.
(2)Stage 1/Stage 2 exposures as a percentage of customer loans.
Movement in total exposures and the corresponding ECL (audited)
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page 74 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	177,696	13	11,152	88	1,815	89	190,663	190
Transfers from Stage 1 to Stage 2(3)	(5,834)	(1)	5,834	1	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	2,961	16	(2,961)	(16)	—	—	—	—
Transfers to Stage 3(3)	(278)	(2)	(448)	(11)	726	13	—	—
Transfers from Stage 3(3)	4	—	279	9	(283)	(9)	—	—
Transfers of financial instruments	(3,147)	13	2,704	(17)	443	4	—	—
Net ECL remeasurement on stage transfer(4)	—	(15)	—	40	—	8	—	33
Change in economic scenarios(2)	—	1	—	21	—	2	—	24
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	35,028	7	529	11	1	—	35,558	18
Redemptions, repayments and assets sold(7)	(32,565)	(3)	(1,229)	(11)	(415)	(12)	(34,209)	(26)
Changes in risk parameters and other movements(6)	(47)	9	377	(1)	14	7	344	15
Assets written off (7)	—	—	—	—	(10)	(3)	(10)	(3)
At 31 December 2022	176,965	25	13,533	131	1,848	95	192,346	251
Net movement in the period	(731)	12	2,381	43	33	6	1,683	61

ECL charge/(release) to the Income Statement		12		43		9		64
Less: Discount unwind		—		—		(2)		(2)
Less: Recoveries net of collection costs		—		—		(1)		(1)
Total ECL charge/(release) to the Income Statement		12		43		6		61

At 1 January 2021	167,766	17	10,427	131	1,813	132	180,006	280
Transfers from Stage 1 to Stage 2(3)	(5,439)	(2)	5,439	2	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	3,782	21	(3,782)	(21)	—	—	—	—
Transfers to Stage 3(3)	(242)	(2)	(451)	(4)	693	6	—	—
Transfers from Stage 3(3)	3	—	353	15	(356)	(15)	—	—
Transfers of financial instruments	(1,896)	17	1,559	(8)	337	(9)	—	—
Net ECL remeasurement on stage transfer(4)	—	(19)	—	10	—	9	—	—
Change in economic scenarios(2)	—	(1)	—	(67)	—	(12)	—	(80)
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased (5)	33,292	6	332	2	1	—	33,625	8
Redemptions, repayments and assets sold(7)	(25,072)	(3)	(1,436)	(6)	(331)	(16)	(26,839)	(25)
Changes in risk parameters and other movements(6)	3,606	(4)	270	26	11	(10)	3,887	12
Assets written off (7)	—	—	—	—	(16)	(5)	(16)	(5)
At 31 December 2021	177,696	13	11,152	88	1,815	89	190,663	190
Net movement in the period	9,930	(4)	725	(43)	2	(43)	10,657	(90)

ECL charge/(release) to the Income Statement		(4)		(43)		(38)		(85)
Less: Discount unwind		—		—		(2)		(2)
Less: Recoveries net of collection costs		—		—		(1)		(1)
Total ECL charge/(release) to the Income Statement		(4)		(43)		(41)		(88)
Loan modifications
Forbearance(1)
The following table (audited) sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	2022	2021
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	315	422
–Net modification loss	7	9
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	91	152

The balances at 31 December 2022 and 31 December 2021, analysed by their staging at the period-end and the forbearance we applied, were:

	Capitalisation	Term extension	Interest-only	Concessionary interest rate	Total (audited)	Loss allowances
2022	£m	£m	£m	£m	£m	£m
Stage 2	309	319	240	6	874	11
Stage 3	298	140	65	190	693	31
	607	459	305	196	1,567	42
Proportion of portfolio	0.3%	0.3%	0.2%	0.1%	0.9%

2021
Stage 2	387	444	273	4	1,108	12
Stage 3	217	74	73	111	475	26
	604	518	346	115	1,583	38
Proportion of portfolio	0.3%	0.3%	0.2%	0.1%	0.9%
(1)We base forbearance type on the first forbearance on the accounts.

2022 compared to 2021
In 2022, forbearance activity was stable. The proportion of the mortgage portfolio in forbearance remained flat at 0.9% (2021: 0.9%).
–At 2022, the proportion of accounts in forbearance for more than six months that had made their last six months’ contractual payments was 85% (2021: 85%).
–The weighted average LTV of all accounts in forbearance was 43% (2021: 32%) compared to the weighted average portfolio LTV of 50% (2021: 35%)
–At 2022, the carrying value of mortgages classified as multiple forbearance increased slightly to £152m (2021: £148m).

Other loan modifications
From March 2020 to March 2021, we provided mortgage customers with payment holiday terms in line with UK Government and FCA guidance. The scheme has now ceased. The following table provides information on such loan modifications.

	2022	2021
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	—	647
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	—	8

At 2022, there were £1.9bn (2021: £2.3bn) of other mortgages on the balance sheet that we had modified since January 2008. At 2022:
–The average LTV was 24% (2021: 27%), and 94% (2021: 95%) of accounts had made their last six months’ contractual payments.
–The proportion of accounts that were 90 days or more in arrears was 1.53% (2021: 2.62%).
There were no other loan modifications made in the year.
RETAIL BANKING: HOMES – PORTFOLIOS OF PARTICULAR INTEREST
Introduction
We are mainly a residential prime lender and we do not originate sub-prime or second charge mortgages. Despite that, some types of mortgages have higher risks and others stand out for different reasons. These are:

Product	Description
Interest-only loans and part interest-only, part repayment loans	With an interest-only mortgage, the customer pays interest every month but the principal is only repaid at the end of the mortgage term. Some mortgages have a part that is interest-only, with the rest being a normal repayment mortgage. Customers with part interest-only, part repayment mortgages still have to pay back a lump sum at the end of their mortgage for the interest-only part. This means these loans have a higher credit risk as we depend on the customers to pay back a lump sum. We design new account LTV maximums to mitigate this risk. We also make sure the customer has a plausible repayment plan before we lend to them and stays on track for the loan term.

We mitigate the risk from new interest-only mortgages by having lower maximum LTVs. For most applicants, the maximum LTV is 50%. For high net worth customers, it can be up to 75%. When a customer plans to repay their mortgage by selling the property, we require a minimum equity buffer of £250k. We also remind customers that they have to arrange to repay the principal at the end of the mortgage. We send them messages with their annual mortgage statements, and we contact them throughout the mortgage term to encourage them to tell us how they plan to repay. We increase the frequency of contact as the loan approaches maturity. If customers know they will not be able to repay their mortgage when it ends, or if their mortgage has already passed the date when it should have ended, we talk to them. If we think it is in their interests and they can afford it, we look at other ways to manage it, such as turning the mortgage into a repayment one and extending it. If the customer is waiting for their way to repay it, such as an investment plan, to mature, we may permit an extension.
Flexible loans	Flexible mortgages allow customers to pay more or less than their usual amount each month, or even to take ‘payment holidays’ when they pay nothing at all. There are conditions on when and how much customers can draw down, and they do not have to take or draw down the whole loan all at once. A customer can ask us to raise their credit limit, but that means we will go through our full credit approval process. We can also lower a customer’s credit limit at any time, so it never goes above 90% of the property’s current market value. We no longer offer flexible loans for new mortgages. This is an area of interest if any customers might be using these facilities to self-forbear, such as regularly drawing down small amounts. We reflect signs that the credit risk has significantly increased in our ECL calculations.
Loans with an LTV >100%
In some cases, property prices have fallen, so mortgages we gave in the past with lower LTVs now have LTVs greater than 100%. Where the mortgage balance is more than the property is now worth, we cannot recover the full value of the loan by repossessing and selling the property. This means there is a higher credit risk on these loans so we monitor them as part of our assessment of ongoing portfolio performance. We design new account LTV maximums to mitigate an increase in accounts with an LTV >100%.

Buy-to-Let (BTL) loans	We have specific policies for BTL and focus on non-professional landlords. We have prudent lending criteria and the maximum LTV is 75%. The first applicant must earn a minimum of £25,000 per year, and we require proof of income in all cases. We also use a BTL affordability rate as part of our lending assessment. This means that the rental income must cover the monthly mortgage interest payments by a prescribed amount when calculated using a stressed interest rate. We regularly review the prescribed amount and adjust it as needed.

Climate change
The value of property collateral for mortgages might be affected by physical impacts related to the frequency and scale of extreme weather events, such as flood and subsidence risk or changing environmental performance standards for property. In 2022 we reviewed the proportion of mortgage loans subject to flood and subsidence risk and concluded that the risk was not material. The terms of our mortgage lending require homeowners to buy suitable insurance which transfers the majority of the risk to asset valuations to third party insurers.
Credit performance (audited)

		Portfolio of particular interest(1)
	Total	Interest-only	Part interest-only, part repayment (2)	Flexible	LTV >100%	Buy-to-let	Other portfolio
2022	£m	£m	£m	£m	£m	£m	£m
Mortgage portfolio	184,317	40,825	13,510	6,765	370	16,799	126,996
–Stage 1	169,066	35,702	12,143	5,713	217	15,884	118,507
–Stage 2	13,424	4,250	1,149	839	101	876	7,791
–Stage 3	1,827	873	218	213	52	39	698
Stage 3 ratio	1.00%	2.16%	1.62%	3.45%	13.94%	0.23%	0.55%
Properties in possession	47	18	8	3	7	1	16
Balance weighted LTV (indexed)	50%	47%	49%	36%	117%	58%	52%

2021
Mortgage portfolio	174,712	40,654	13,638	8,549	528	14,893	116,767
–Stage 1	161,845	36,212	12,391	7,509	354	14,363	109,878
–Stage 2	11,071	3,626	1,020	796	109	489	6,188
–Stage 3	1,796	816	227	244	65	41	701
Stage 3 ratio	1.04%	2.03%	1.66%	3.06%	12.34%	0.27%	0.60%
Properties in possession	2	1	1	—	1	—	—
Balance weighted LTV (indexed)	52%	49%	52%	39%	118%	61%	53%
(1)Where a loan falls into more than one category, we include it in all the categories that apply. As a result, the sum of the mortgages in the segments of particular interest and the other portfolio does not agree to the total mortgage portfolio.
(2)Mortgage balance includes both the interest-only part of £10,010m (2021: £10,106m) and the non-interest-only part of the loan.

2022 compared to 2021
–In 2022, the combined total proportion of interest-only loans, part interest-only, part repayment loans and flexible loans remained stable.
–BTL mortgage balances increased £1.9bn to £16.8bn (2021: £14.9bn) driven by continued focus in growing this portfolio. In 2022, the balance weighted average LTV of mortgage total new BTL lending was 67% (2021: 68%)
Forbearance(1) (audited)
The balances at 31 December 2022 and 31 December 2021 were:

	Interest-only(2)	Flexible	LTV >100%	Buy-to-Let
2022	£m	£m	£m	£m
Total	290	36	9	15
–Stage 2	111	19	—	11
–Stage 3	179	17	9	4

2021
Total	419	35	13	11
–Stage 2	280	24	3	8
–Stage 3	139	11	10	3
(1)Where a loan falls into more than one category, we have included it in all the categories that apply.
(2)Comprises full interest-only loans and part interest-only, part repayment loans.
2022 compared to 2021
Levels of forbearance on interest-only accounts decreased in 2022. The higher levels of forbearance on interest-only accounts in 2021 were driven by the availability of a one year deferral of repaying capital for maturing or past maturity interest-only customers impacted or potentially impacted by Covid-19. This was offered in line with FCA guidance. The scheme closed in 2021.
RETAIL BANKING: EVERYDAY BANKING – CREDIT RISK REVIEW
Movement in total exposures and the corresponding ECL (audited)
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page 74 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	20,682	51	698	98	352	49	21,732	198
Transfers from Stage 1 to Stage 2(3)	(841)	(7)	840	8	—	—	(1)	1
Transfers from Stage 2 to Stage 1(3)	155	22	(155)	(22)	—	—	—	—
Transfers to Stage 3(3)	(158)	(1)	(56)	(7)	214	7	—	(1)
Transfers from Stage 3(3)	7	—	14	4	(21)	(5)	—	(1)
Transfers of financial instruments	(837)	14	643	(17)	193	2	(1)	(1)
Net ECL remeasurement on stage transfer(4)	—	(22)	—	91	—	30	—	99
Change in economic scenarios(2)	—	(2)	—	26	—	—	—	24
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	2,312	12	253	38	16	10	2,581	60
Redemptions, repayments and assets sold (7)	(2,829)	(11)	(176)	(10)	(483)	(5)	(3,488)	(26)
Changes in risk parameters and other movements(6)	249	1	(62)	(35)	324	83	511	49
Assets written off(7)	—	—	—	—	(122)	(110)	(122)	(110)
At 31 December 2022	19,577	43	1,356	191	280	59	21,213	293
Net movement in the period	(1,105)	(8)	658	93	(72)	10	(519)	95

Charge/(release) to the Income Statement		(8)		93		120		205
Less: Discount unwind		—		—		(4)		(4)
Less: Recoveries net of collection costs		—		—		1		1
Total ECL charge/(release) to the Income Statement		(8)		93		117		202

At 1 January 2021	21,089	57	791	201	105	50	21,985	308
Transfers from Stage 1 to Stage 2(3)	(214)	(2)	214	2	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	418	81	(418)	(81)	—	—	—	—
Transfers to Stage 3(3)	(284)	(1)	(36)	(10)	320	11	—	—
Transfers from Stage 3(3)	5	1	11	5	(16)	(6)	—	—
Transfers of financial instruments:	(75)	79	(229)	(84)	304	5	—	—
Net ECL remeasurement on stage transfer(4)	—	(78)	—	39	—	23	—	(16)
Change in economic scenarios(2)	—	(4)	—	(19)	—	—	—	(23)
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	2,150	13	84	12	9	4	2,243	29
Redemptions, repayments and assets sold(7)	(3,023)	(11)	(101)	(16)	(29)	(5)	(3,153)	(32)
Changes in risk parameters and other movements(6)	541	(6)	153	(34)	77	74	771	34
Assets written off(7)	—	1	—	(1)	(114)	(102)	(114)	(102)
At 31 December 2021	20,682	51	698	98	352	49	21,732	198
Net movement in the period	(407)	(6)	(93)	(103)	247	(1)	(253)	(110)

Charge/(release) to the Income Statement		(7)		(102)		101		(8)
Less: Discount unwind		—		—		(4)		(4)
Less: Recoveries net of collection costs		—		—		(51)		(51)
Total ECL charge/(release) to the Income Statement		(7)		(102)		46		(63)
Credit performance (audited)

	Business banking	Other unsecured
		Personal loans	Credit cards	Overdrafts	Total other unsecured	Total
2022	£m	£m	£m	£m	£m	£m
Loans and advances to customers of which:	2,519	1,982	2,558	461	5,001	7,520
–Stage 1	2,223	1,730	2,192	155	4,077	6,300
–Stage 2	133	231	329	282	842	975
–Stage 3	163	21	37	24	82	245
Loss allowances(1)	19	62	130	82	274	293
Stage 3 undrawn exposures	3				32	35
Stage 3 ratio	6.58%				2.27%	3.71%
Gross write-offs	11				99	110

2021
Loans and advances to customers of which:	3,532	2,000	2,341	438	4,779	8,311
–Stage 1	3,076	1,910	2,125	299	4,334	7,410
–Stage 2	201	73	181	120	374	575
–Stage 3	255	17	35	19	71	326
Loss allowances(1)	22	47	89	40	176	198
Stage 3 undrawn exposures	—				26	26
Stage 3 ratio	7.20%				2.03%	4.23%
Gross write-offs	6				97	103
(1)The ECL allowance is for both on and off–balance sheet exposures
2022 compared to 2021
Business Banking balances were lower, mainly due to reductions in the Bounce back loans (BBL) portfolio. Stage 3 assets reduced, although this had a minimal impact on write offs as the reduction in assets was mainly due to the BBLs, where the 100% government guarantee was claimed. Other unsecured balances increased slightly in 2022. However, Stage 2 unsecured assets increased by125%, reflecting the current economic environment. This is yet to impact Stage 3 or write offs, which did not increase.
Loan modifications
Forbearance
The following table (audited) sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	Business banking	Credit cards	Overdrafts	Total
2022	£m	£m	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	—	7	7	14
–Net modification gain	—	7	6	13
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	—	3	1	4

2021
Financial assets modified in the period:
–Amortised cost before modification	—	13	9	22
–Net modification gain	—	5	4	9
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	—	4	2	6
The balances (audited) at 31 December 2022 and 31 December 2021 were:

		Other unsecured
	Business banking	Personal loans	Credit cards	Overdrafts	Total other unsecured	Total
2022	£m	£m	£m	£m	£m	£m
Total	3	1	34	16	51	54
–Stage 2	—	1	6	2	9	9
–Stage 3	3	—	28	14	42	45

2021
Total	2	1	38	15	54	56
–Stage 2	—	—	7	3	10	10
–Stage 3	2	1	31	12	44	46
Other loan modifications
From March 2020 to March 2021, we provided business banking and other unsecured lending customers with payment holiday terms. The following table provides information on such loan modifications.

	Business banking	Other unsecured	Total
2022	£m	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	—	—	—
–Net modification gain	—	—	—
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	—	—	—

2021
Financial assets modified in the period:
–Amortised cost before modification	—	9	9
–Net modification gain	—	—	—
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	—	1	1
CONSUMER FINANCE – CREDIT RISK REVIEW
Movement in total exposures and the corresponding ECL (audited)
The following table shows changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level analysis on page 74 also apply to this table.

	Stage 1		Stage 2		Stage 3		Total
	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	5,074	18	200	17	24	17	5,298	52
Transfers from Stage 1 to Stage 2(3)	(232)	(2)	232	2	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	68	2	(68)	(2)	—	—	—	—
Transfers to Stage 3(3)	(13)	—	(10)	(2)	22	2	(1)	—
Transfers from Stage 3(3)	—	—	1	1	(1)	(1)	—	—
Transfers of financial instruments	(177)	—	155	(1)	21	1	(1)	—
Net ECL remeasurement on stage transfer(4)	—	(2)	—	9	—	10	—	17
Change in economic scenarios(2)	—	—	—	—	—	—	—	—
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	2,225	7	110	8	3	2	2,338	17
Redemptions, repayments and assets sold(7)	(1,232)	(5)	(77)	(7)	—	—	(1,309)	(12)
Changes in risk parameters and other movements(6)	(529)	1	(38)	1	18	10	(549)	12
Assets written off(7)	—	—	—	—	(37)	(19)	(37)	(19)
At 31 December 2022	5,361	19	350	27	29	21	5,740	67
Net movement in the period	287	1	150	10	5	4	442	15

Charge/(release) to the Income Statement		1		10		23		34
Less: Discount unwind		—		—		(2)		(2)
Less: Recoveries net of collection costs		—		—		(5)		(5)
Total ECL charge/(release) to the Income Statement		1		10		16		27

At 1 January 2021	7,824	44	379	37	58	37	8,261	118
Transfers from Stage 1 to Stage 2(3)	(98)	(1)	98	1	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	105	6	(105)	(6)	—	—	—	—
Transfers to Stage 3(3)	(8)	—	(8)	(2)	16	2	—	—
Transfers from Stage 3(3)	5	—	3	2	(8)	(2)	—	—
Transfers of financial instruments:	4	5	(12)	(5)	8	—	—	—
Net ECL remeasurement on stage transfer(4)	—	—	—	—	—	—	—	—
Change in economic scenarios(2)	—	—	—	(2)	—	—	—	(2)
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	2,212	6	70	4	3	2	2,285	12
Redemptions, repayments and assets sold(7)	(4,063)	(19)	(142)	(6)	(19)	(3)	(4,224)	(28)
Changes in risk parameters and other movements(6)	(903)	(18)	(95)	(12)	11	6	(987)	(24)
Assets written off(7)	—	—	—	1	(37)	(25)	(37)	(24)
At 31 December 2021	5,074	18	200	17	24	17	5,298	52
Net movement in the period	(2,750)	(26)	(179)	(20)	(34)	(20)	(2,963)	(66)

Charge/(release) to the Income Statement		(26)		(21)		5		(42)
Less: Discount unwind		—		—		—		—
Less: Recoveries net of collection costs		—		—		9		9
Total ECL charge/(release) to the Income Statement		(26)		(21)		14		(33)
Credit performance (audited)

	2022	2021
	£m	£m
Loans and advances to customers of which:	5,384	4,984
–Stage 1	5,005	4,760
–Stage 2	350	200
–Stage 3	29	24
Loss allowances(1)	67	52
Stage 3 undrawn exposures	—	—
Stage 3 ratio	0.54%	0.49%
Gross write offs	19	25
(1)The ECL allowance is for both on and off–balance sheet exposures.
2022 compared to 2021
In 2022, we maintained our prudent Consumer (auto) finance underwriting criteria. The product mix was broadly unchanged, with wholesale balances increasing slightly.
At 31 December 2022, Consumer (auto) finance gross lending (new business) was £2,519m( 2021: £2,383m). Wholesale loans (Stock finance) to car dealerships at 31 December 2022 were approximately 10.1% (2021: 7.3%) of the Consumer loan book. At 31 December 2022, the average Consumer (auto) finance loan size was £17,256 (2021: £16,182).
The risk profile was stable in terms of our credit scoring acceptance policies. The overall risk performance was good with the vast majority of customers paying.
Loan modifications
Forbearance
There were no accounts in forbearance at 31 December 2022 and 31 December 2021.
Other loan modifications
From March 2020 to March 2021, we provided Consumer Finance customers with payment holiday terms. The following table provides information on such loan modifications.

	2022	2021
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	—	54
–Net modification loss	—	—
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the ECL allowance changed to 12-month measurement in the period	95	226
CORPORATE & COMMERCIAL BANKING – CREDIT RISK REVIEW
Movement in total exposures and the corresponding ECL (audited)
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page 74 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	20,604	50	5,914	127	827	248	27,345	425
Transfers from Stage 1 to Stage 2(3)	(2,195)	(14)	2,195	14	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	4,023	92	(4,023)	(92)	—	—	—	—
Transfers to Stage 3(3)	(172)	(1)	(111)	(13)	283	14	—	—
Transfers from Stage 3(3)	—	—	463	135	(463)	(135)	—	—
Transfers of financial instruments	1,656	77	(1,476)	44	(180)	(121)	—	—
Net ECL remeasurement on stage transfer(4)	—	(72)	—	(41)	—	61	—	(52)
Change in economic scenarios(2)	—	38	—	76	—	—	—	114
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	8,629	16	228	19	43	12	8,900	47
Redemptions, repayments and assets sold(7)	(9,019)	(15)	(584)	(32)	(53)	(17)	(9,656)	(64)
Changes in risk parameters and other movements(6)	1,968	(11)	(194)	(27)	21	(14)	1,795	(52)
Assets written off (7)	—	—	—	—	(86)	(24)	(86)	(24)
At 31 December 2022	23,838	83	3,888	166	572	145	28,298	394
Net movement in the period	3,234	33	(2,026)	39	(255)	(103)	953	(31)

ECL charge/(release) to the Income Statement		33		39		(79)		(7)
Less: Discount unwind		—		—		(3)		(3)
Less: Recoveries net of collection costs		—		—		42		42
Total ECL charge/(release) to the Income Statement		33		39		(40)		32

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	20,952	77	6,311	199	1,020	350	28,283	626
Transfers from Stage 1 to Stage 2(3)	(1,055)	(4)	1,055	4	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	1,579	60	(1,579)	(60)	—	—	—	—
Transfers to Stage 3(3)	(38)	—	(37)	(3)	75	3	—	—
Transfers from Stage 3(3)	1	—	88	40	(89)	(40)	—	—
Transfers of financial instruments	487	56	(473)	(19)	(14)	(37)	—	—
Net ECL remeasurement on stage transfer(4)	—	(39)	—	(22)	—	31	—	(30)
Change in economic scenarios(2)	—	(2)	—	(62)	—	(1)	—	(65)
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	13,208	6	450	8	12	13	13,670	27
Redemptions, repayments and assets sold(7)	(16,644)	(15)	(1,357)	(17)	(139)	(42)	(18,140)	(74)
Changes in risk parameters and other movements(6)	2,601	(33)	983	40	54	(7)	3,638	—
Assets written off (7)	—	—	—	—	(106)	(59)	(106)	(59)
At 31 December 2021	20,604	50	5,914	127	827	248	27,345	425
Net movement in the period	(348)	(27)	(397)	(72)	(193)	(102)	(938)	(201)

ECL charge/(release) to the Income Statement		(27)		(72)		(43)		(142)
Less: Discount unwind		—		—		(4)		(4)
Less: Recoveries net of collection costs		—		—		56		56
Total ECL charge/(release) to the Income Statement		(27)		(72)		9		(90)
Committed exposuresCredit risk arises on both on- and off–balance sheet transactions, e.g. guarantees. Therefore, committed exposures are typically higher than asset balances. However, committed exposures can be smaller than asset balances due to netting.
Rating distribution (audited)
These tables show our credit risk exposure according to our internal rating scale (see ‘Credit quality’ in the ‘Santander UK group level – credit risk review’ section) for each portfolio. On this scale, the higher the rating, the better the quality of the counterparty.

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other(1)	Total
2022	£m	£m	£m	£m	£m	£m	£m	£m	£m
SME and mid corporate	—	336	923	2,341	3,299	5,327	1,791	106	14,123
Commercial Real Estate	—	2	111	2,044	2,128	936	185	1	5,407
Social Housing	44	4,028	3,956	6	—	—	—	—	8,034
	44	4,366	4,990	4,391	5,427	6,263	1,976	107	27,564
Of which:
Stage 1	39	4,364	4,944	4,202	4,773	4,289	386	107	23,104
Stage 2	5	2	46	189	654	1,974	1,018	—	3,888
Stage 3	—	—	—	—	—	—	572	—	572

2021
SME and mid corporate	—	659	714	2,397	3,067	5,545	2,207	66	14,655
Commercial Real Estate	—	126	137	1,471	2,228	638	249	—	4,849
Social Housing	52	3,961	3,759	9	—	53		105	7,939
	52	4,746	4,610	3,877	5,295	6,236	2,456	171	27,443
Of which:
Stage 1	52	3,809	4,359	3,604	4,192	4,138	380	168	20,702
Stage 2	—	937	251	239	1,086	2,005	1,509	(114)	5,913
Stage 3	—	—	—	34	17	93	567	117	828
(1)Smaller exposures mainly in the commercial mortgage portfolio. We use scorecards for them, instead of a rating model.
2022 compared to 2021
In 2022, committed exposure was substantially unchanged, with an increase in the CRE portfolio of 12%, largely offset by reductions in SME and mid corporate. The rating distribution improved in the CRE portfolios following recovery in the credit quality of a number of customers initially downgraded as a result of Covid-19. It has remained broadly stable in SME and mid corporate.
Geographical distribution (audited)
We typically classify geographical location according to the counterparty’s country of domicile unless a full risk transfer guarantee is in place, in which case we use the guarantor’s country of domicile instead.

	2022					2021
	UK	Europe	US	Rest of World	Total	UK	Europe	US	Rest of World	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
SME and mid corporate	14,091	32	—	—	14,123	14,612	43	—	—	14,655
Commercial Real Estate	5,407	—	—	—	5,407	4,849	—	—	—	4,849
Social Housing	8,034	—	—	—	8,034	7,939	—	—	—	7,939
	27,532	32	—	—	27,564	27,400	43	—	—	27,443
Credit risk mitigation (audited)

	Gross exposure	Collateral	Net exposure
	Stage 3	Stage 3	Stage 3
2022	£m	£m	£m
SME and mid corporate	513	169	344
Commercial Real Estate	59	30	29
	572	199	373

2021
SME and mid corporate	747	307	440
Commercial Real Estate	81	37	44
	828	344	484
Credit performance (audited)
We monitor exposures that show potentially higher risk characteristics using our Watchlist process. The table below shows the exposures we monitor, and those we classify as Stage 3 by portfolio at 31 December 2022 and 31 December 2021.

	Committed exposure
		Watchlist
	Fully performing	Enhanced monitoring	Proactive management	Stage 3	Total(1)	Loss allowances
2022	£m	£m	£m	£m	£m	£m
SME and mid corporate	11,796	431	1,383	513	14,123	355
Commercial Real Estate	4,765	103	480	59	5,407	38
Social Housing	7,978	46	10	—	8,034	1
	24,539	580	1,873	572	27,564	394

2021(2)
SME and mid corporate	11,227	520	2,161	747	14,655	376
Commercial Real Estate	4,344	204	220	81	4,849	46
Social Housing	7,799		140		7,939	3
	23,370	724	2,521	828	27,443	425
(1)    Includes committed facilities and derivatives.
(2)New customer management systems have introduced improved portfolio segmentation information. This has led to a realignment of portfolio segmentation and improved the identification of portfolios of particular interest. Due to this a restatement of the 2021 figures has taken place.
2022 compared to 2021
Across Corporate & Commercial Banking, watchlist exposure decreased, enhanced monitoring by 20% and proactive monitoring by 26% This followed the upgrading of cases as they stabilised after emerging from Covid-19 lockdowns especially in SME and Mid Corporates whilst CRE saw an increase in Proactive Management.
Stage 3 assets also decreased, down 31% with loss allowances decreasing by £31m (7%). The remaining Covid-19 related judgemental adjustments (JAs) were released. New JAs have been introduced to reflect the heightened risks of sectors and counterparties deemed most susceptible to current headwinds.
Loan modifications
Forbearance
The following table (audited) sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	2022	2021
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	240	243
–Net modification gain/ (loss)	8	(5)
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12-month ECL in the period	15	29

We only make forbearance arrangements for lending to customers. The balances (audited) at 31 December 2022 and 31 December 2021, analysed by their staging at the period–end and the forbearance we applied, were:

	2022	2021
	£m	£m
Stock(1)
–Term extension	98	150
–Interest-only	238	239
–Other payment rescheduling	219	204
	555	593
Of which:
–Stage 1	17	20
–Stage 2	173	303
–Stage 3	365	270
	555	593
Proportion of portfolio	2.0%	2.4%
(1)We base forbearance type on the first forbearance we applied. Tables only show accounts open at the period-end. Amounts are drawn balances and include off balance sheet balances.

2022 compared to 2021
In 2022, forbearance stock decreased overall due to a single case that was first reported as forbearance in 2021, and was repaid in 2022. This was partially offset by a small increase in other cases.
PORTFOLIOS OF PARTICULAR INTEREST
Introduction
Some types of lending have higher risk and others stand out for other reasons. We give more detail below on the following areas of particular interest.

Portfolio	Description
Commercial Real Estate (CRE)	Lending to experienced, professional landlords mainly secured by tenanted UK property. The CRE market has seen regular cyclical downturns, and so is a portfolio of particular interest. We manage and report our CRE portfolio in Corporate & Commercial Banking.
In prior periods, we also gave a summary of our total Social Housing portfolio as we managed part of it in Corporate & Commercial Banking and part of it in Corporate Centre. With effect from 2022, we manage all our Social Housing portfolio in Corporate & Commercial Banking, as explained in Note 2 to the Consolidated Financial Statements. As a result, information on our total Social Housing portfolio is now presented in the main Corporate & Commercial Banking section.
Climate change
The global economy is still heavily dependent on fossil fuel energy sources such as coal, natural gas and oil, which significantly contribute to climate change. Energy transmission requires building and maintaining appropriate wholesale networks that can affect the natural environment. We remain committed to reallocating financial flows from fossil fuel consumption, including for electricity generation, to cleaner alternatives as set out in our Environmental, Social and Climate Change Policy.
In order to track and measure how our current lending activities contribute towards the reliance of fossil fuels, in 2022 we analysed our portfolio to identify fossil fuel exposures. We classified lending as a fossil fuel exposure if the counterparty engaged in any of the following activities:
–Oil & Gas: production and treatment including refining, transportation, storage and wholesale distribution
–Mining & Extraction: any coal mining or extraction activities
–Power Generation: clients for who coal-fired generation represents more than 10% of revenues on a consolidated basis.
At 31 December 2022, we had limited exposure to such counterparties, with these activities making up 0.4% of our Corporate and Commercial Banking lending to non-financial corporates. On an individually assessed basis, clients in these industries were highly rated and their markets remained highly liquid. We will continue to monitor, disclose and reduce lending which contributes to ongoing fossil fuel use.
Commercial Real Estate
Credit performance
The table below shows the main CRE credit performance metrics at 31 December 2022 and 31 December 2021.

	Customer loans	Stage 3	Stage 3 Ratio	Gross write–offs	Total loss allowance
	£m	£m	%	£m	£m
2022	4,822	58	1.20	—	38
2021	4,345	79	1.82	25	46

LTV analysis
The table below shows the LTV distribution for our CRE total stock and Stage 3 stock (based on the drawn balance and our latest estimate of the property’s current value) of the portfolio at 31 December 2022 and 31 December 2021.

	2022				2021
	Stock		Stage 3		Stock		Stage 3
	Total	ECL	Total	ECL	Total	ECL	Total	ECL
LTV	£m	£m	£m	£m	£m	£m	£m	£m
Up to 50%	2,818	15	14	1	2,485	15	21	5
>50-70%	1,416	7	2	—	1,194	20	41	14
>70-100%	137	4	15	3	35	2	3	—
> 100%	67	—	1	—	37	1	5	1
Other portfolio (1)	359	12	26	7	594	8	9	3
Total with collateral	4,797	38	58	11	4,345	46	79	23
Development loans	25	—	—	—	—	—	—	—
	4,822	38	58	11	4,345	46	79	23
(1)    Smaller value transactions, mainly commercial mortgages.
Refinancing risk
At 31 December 2022, CRE loans of £964m (2021: £1,084m) were due to mature within 12 months. Of these, £17m or 1.8% (2021: £7m or 0.7%) had an LTV ratio higher than is acceptable under our current credit policy, £7m of which were reported as Stage 3 (2021: £4m).

Sector analysis

Sector	2022		2021
	£m	%	£m	%
Office	1,267	26	1,127	26
Retail	635	13	653	15
Industrial	749	16	457	10
Residential	853	18	720	17
Mixed use	641	13	526	12
Student accommodation	81	2	58	1
Hotels and leisure	212	4	210	5
Other	25	1	—	—
Small value transactions portfolio(1)	359	7	594	14
	4,822	100	4,345	100
1)    Mainly commercial mortgages.
2022 compared to 2021
The CRE portfolio is well diversified across sectors with no significant regional or single name concentration. In 2022, the market faced falling capital and rental yields along with structural changes in certain sub-sectors such as Retail and Office. However at 31 December 2022, the LTV profile of the portfolio remained conservative with £4,234m and 95% (2021: £3,679m and 98%) at or below 70% LTV. Almost two thirds of the CRE portfolio has an LTV below 50%.
Drawn customer loans increased by £477m. In 2022 , we maintained a prudent lending approach, with >99% of new business (2021: 100%) written at or below 60% LTV. The weighted average LTV of the CRE portfolio was 46%.
Drawn facilities subject to enhanced monitoring decreased by 48% to £102m (2021: £198m). Drawn facilities subject to proactive management increased by 115% to £473m (2021: £220m). Stage 3 exposures decreased to £58m (2021: £79m).
CORPORATE CENTRE – CREDIT RISK REVIEW
Movement in total exposures and the corresponding ECL (audited)
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page 74 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	68,349	—	—	—	—	—	68,349	—
Transfers from Stage 1 to Stage 2(3)	—	—	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	—	—	—	—	—	—	—	—
Transfers to Stage 3(3)	—	—	—	—	—	—	—	—
Transfers from Stage 3(3)	—	—	—	—	—	—	—	—
Transfers of financial instruments	—	—	—	—	—	—	—	—
Net ECL remeasurement on stage transfer(4)	—	—	—	—	—	—	—	—
Change in economic scenarios(2)	—	—	—	—	—	—	—	—
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	—	—	—	—	—	—	—	—
Redemptions, repayments and assets sold (7)	(8,901)	—	—	—	—	—	(8,901)	—
Changes in risk parameters and other movements(6)	(738)	—	—	—	—	—	(738)	—
Assets written off (7)	—	—	—	—	—	—	—	—
At 31 December 2022	58,710	—	—	—	—	—	58,710	—
Net movement in the period	(9,639)	—	—	—	—	—	(9,639)	—

ECL charge/(release) to the Income Statement						—		—
Less: Discount unwind						—		—
Less: Recoveries net of collection costs						—		—
Total ECL charge/(release) to the Income Statement		—		—		—		—

	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	72,575	35	—	—	—	—	72,575	35
Transfers from Stage 1 to Stage 2(3)	—	—	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	—	—	—	—	—	—	—	—
Transfers to Stage 3(3)	—	—	—	—	—	—	—	—
Transfers from Stage 3(3)	—	—	—	—	—	—	—	—
Transfers of financial instruments	0	—	—	—	—	—	—	—
Net ECL remeasurement on stage transfer(4)	—	—	—	—	—	—	—	—
Change in economic scenarios(2)	—	—	—	—	—	—	—	—
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	—	—	—	—	—	—	—	—
Redemptions, repayments and assets sold (7)	(3,749)	(18)	—	—	—	—	(3,749)	(18)
Changes in risk parameters and other movements(6)	(477)	(17)	—	—	—	—	(477)	(17)
Assets written off (7)	—	—	—	—	—	—	—	—
At 31 December 2021	68,349	—	—	—	—	—	68,349	—
Net movement in the period	(4,226)	(35)	—	—	—	—	(4,226)	(35)

ECL charge/(release) to the Income Statement		(35)		—		—		(35)
Less: Discount unwind		—		—		—		—
Less: Recoveries net of collection costs		—		—		—		—
Total ECL charge/(release) to the Income Statement		(35)		—		—		(35)
Committed exposuresCredit risk arises on both on- and off–balance sheet transactions, e.g. derivatives.
Rating distribution (audited)
These tables show our credit risk exposure according to our internal rating scale (see ‘Credit quality’ in the ‘Santander UK group level – credit risk review’ section) for each portfolio. On this scale, the higher the rating, the better the quality of the counterparty.

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other(1)	Total
2022	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate Centre
Sovereign and Supranational	47,040	1,077	—	—	—	—	—	—	48,117
Structured Products	136	1,162	875	—	—	—	—	—	2,173
Financial Institutions	1,191	672	521	26	—	—	—	—	2,410
	48,367	2,911	1,396	26	—	—	—	—	52,700
Of which:
Stage 1	48,367	2,911	1,396	26	—	—	—	—	52,700
Stage 2	—	—	—	—	—	—	—	—	—
Stage 3	—	—	—	—	—	—	—	—	—

2021
Corporate Centre
Sovereign and Supranational	55,061	1,051	—	—	—	—	—	—	56,112
Structured Products	573	1,064	197	41	—	—	—	—	1,875
Financial Institutions	479	533	345	7	—	—	—	—	1,364
	56,113	2,648	542	48	—	—	—	—	59,351
Of which:
Stage 1	56,113	2,648	542	46	—	—	—	—	59,349
Stage 2	—	—	—	2	—	—	—	—	2
Stage 3	—	—	—	—	—	—	—	—	—
(1)Smaller exposures mainly in the commercial mortgage portfolio. We use scorecards for them, instead of a rating model.
(2)Commercial mortgages and residual structured and asset finance loans (shipping, aviation and structured finance).
2022 compared to 2021
Committed exposures decreased by 11.2% mainly driven by UK Sovereign and Supranational exposures, as part of normal liquid asset portfolio management, which reduced by 14.2%. The portfolio profile remained short-term, reflecting the purpose of the holdings.
Geographical distribution (audited)
We typically classify geographical location according to the counterparty’s country of domicile unless a full risk transfer guarantee is in place, in which case we use the guarantor’s country of domicile instead.

	2022					2021
	UK	Europe	US	Rest of World	Total	UK	Europe	US	Rest of World	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Sovereign and Supranational	43,936	1,886	83	2,212	48,117	52,297	950	469	2,396	56,112
Structured Products	1,379	422	4	368	2,173	1,219	656	—	—	1,875
Financial Institutions	988	1,005	230	187	2,410	504	565	81	214	1,364
	46,303	3,313	317	2,767	52,700	54,020	2,171	550	2,610	59,351
Credit performance (audited)
We monitor exposures that show potentially higher risk characteristics using our Watchlist process. In Corporate Centre committed exposures were all fully performing at 31 December 2022 and 31 December 2021.
Loan modifications (audited)
There were no loan modifications made in 2022 and 2021.